UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Michigan Municipal
Income Fund

March 31, 2010

1.814644.105

MIR-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,086,612
Series 2006 A, 5% 10/1/23	1,000,000	960,170
		2,046,782
Michigan - 95.0%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,656,317
Allegan Pub. School District Series 2008:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570,000	1,746,672
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,731,651
Anchor Bay School District 2000 School Bldg. & Site (School Bldg. & Site Prog.) Series 2003, 5% 5/1/29	2,155,000	2,198,639
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,534,878
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,569,672
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (c)	2,389,000	3,041,579
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,427,334
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	8,424,800
Byron Ctr. Pub. Schools Series 2001, 5.5% 5/1/16	1,055,000	1,108,067
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry Series 2003:
5.25% 5/1/17	1,370,000	1,470,120
5.25% 5/1/18	1,100,000	1,176,043
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,088,480
5% 5/1/17 (FSA Insured)	2,065,000	2,228,589
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,788,205
5% 6/1/25 (AMBAC Insured)	1,775,000	1,881,411
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,804,461
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,001,059
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,928,739
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,861,461
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Clarkston Cmnty. Schools:
Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (c)	$ 1,150,000	$ 1,292,773
Series 2008:
5% 5/1/15 (FSA Insured)	1,905,000	2,087,594
5% 5/1/16 (FSA Insured)	1,855,000	2,024,992
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,092,890
Constantine Pub. Schools Series 2002, 5% 5/1/25	1,130,000	1,165,663
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series 2003, 5% 5/1/33	1,800,000	1,680,156
Series 2001, 5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (c)	1,000,000	1,089,130
Series 2003 B, 5% 5/1/24 (FGIC Insured)	5,000,000	4,969,900
Series 2003, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,280,496
Series 2005 A, 5.25% 5/1/30	5,000,000	5,030,700
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,060,540
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,765,000	4,906,092
Detroit Gen. Oblig.:
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,441,197
Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	2,002,180
Series 2004, 5% 4/1/15 (AMBAC Insured)	3,800,000	3,714,842
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,906,128
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	2,077,992
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,257,736
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	2,803,707
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	3,101,358
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	518,897
Series 2006:
5% 7/1/15 (FGIC Insured)	1,085,000	1,147,290
5% 7/1/36	7,800,000	7,080,372
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	5,819,768
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,340,000	$ 7,024,149
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,692,500
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,117,900
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,064,350
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,107,300
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,199,031
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	2,836,736
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,035,718
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	4,787,650
Series A, 5.75% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,212,352
DeWitt Pub. Schools Gen. Oblig. Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,648,785
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,711,820
Dexter Cmnty. Schools:
(School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,034,040
Series 2003, 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,067,628
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,294,458
5% 5/1/28 (FSA Insured)	1,250,000	1,315,363
5% 5/1/29 (FSA Insured)	1,275,000	1,334,670
East Grand Rapids Pub. School District Gen. Oblig.:
Series 2001, 5.5% 5/1/17	1,690,000	1,744,046
Series 2004:
5% 5/1/16 (FSA Insured)	1,425,000	1,527,173
5% 5/1/17 (FSA Insured)	1,985,000	2,113,251
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,647,867
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,843,440
Fenton Area Pub. Schools Gen. Oblig. Series 2005, 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,775,000	1,956,512
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Ferris State Univ. Rev.:
Series 2005:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,255,000	$ 1,337,893
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,396,481
Series 2009, 5.25% 10/1/38 (Assured Guaranty Corp. Insured)	1,750,000	1,830,413
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,143,187
5% 5/1/17 (FSA Insured)	1,615,000	1,711,189
Garden City School District:
Series 2005:
5% 5/1/14 (FSA Insured)	1,210,000	1,355,708
5% 5/1/17 (FSA Insured)	1,390,000	1,506,190
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,292,134
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,453,183
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,598,927
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,332,816
5% 5/1/17 (FSA Insured)	1,230,000	1,321,500
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,257,156
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,385,917
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,492,339
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,471,617
5% 5/1/19 (FSA Insured)	1,315,000	1,470,236
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,160,000	3,090,448
Grand Rapids San. Swr. Sys. Rev.:
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,093,060
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,115,880
Series 2008, 5% 1/1/38	3,320,000	3,429,394
Series 2010, 5% 1/1/28	3,000,000	3,227,520
Grand Rapids Wtr. Supply Sys.:
Series 2005, 5% 1/1/35 (FGIC Insured)	5,000,000	5,135,000
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Rapids Wtr. Supply Sys.: - continued
Series 2009, 5.1% 1/1/39 (Assured Guaranty Corp. Insured)	$ 2,500,000	$ 2,585,275
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	544,345
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,179,100
Series 2009, 5.625% 12/1/29	2,400,000	2,543,688
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,024,295
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,006,433
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	517,260
5.25% 5/1/21 (FSA Insured)	2,000,000	2,226,300
5.25% 5/1/24 (FSA Insured)	2,100,000	2,290,050
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,202,179
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)	1,130,000	1,128,554
Hudsonville Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,068,620
Huron Valley School District:
Series 2003, 5.25% 5/1/16	2,450,000	2,649,332
0% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,498,725
0% 5/1/11 (FGIC Insured)	5,830,000	5,742,433
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,420,000	1,368,582
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.):
Series 2003 A, 5% 5/15/13 (FSA Insured)	2,125,000	2,250,163
Series 2003 B:
4% 5/15/11 (FSA Insured)	30,000	30,469
4% 5/15/12 (FSA Insured)	2,125,000	2,163,696
5% 5/15/13 (FSA Insured)	2,125,000	2,225,045
5.25% 5/15/14 (FSA Insured)	1,200,000	1,265,088
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,451,401
5.25% 5/1/16 (FSA Insured)	1,500,000	1,718,205
Kent County Arpt. Rev. (Gerald R. Ford Int'l. Arpt. Proj.) Series 2007, 5% 1/1/37	4,180,000	4,263,475
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13 (Escrowed to Maturity) (c)	1,800,000	1,961,478
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.: - continued
(Spectrum Health Sys. Proj.):
Series 1998 A:
5.375% 1/15/11	$ 2,420,000	$ 2,432,269
5.375% 1/15/12	2,505,000	2,524,739
Series 2008 A, 5.5%, tender 1/15/15 (a)	3,525,000	3,910,847
L'Anse Creuse Pub. Schools Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,401,935
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,888,940
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,449,023
5% 5/1/20 (FSA Insured)	1,425,000	1,521,401
5% 5/1/22 (FSA Insured)	1,395,000	1,479,495
Lincoln Consolidated School District Series 2008:
5% 5/1/14 (FSA Insured)	1,460,000	1,623,695
5% 5/1/16 (FSA Insured)	1,425,000	1,591,255
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2008 I, 6% 10/15/38	5,000,000	5,422,950
Series III, 5% 10/15/10 (Escrowed to Maturity) (c)	1,000,000	1,024,370
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,258,950
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,083,660
Michigan Gen. Oblig.:
(Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	4,165,000	4,419,190
Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,388,700
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (b)	3,000,000	3,023,910
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2005, 5%, tender 4/1/11	2,040,000	2,116,174
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F, 5% 11/15/23	7,500,000	7,903,275
(Crittenton Hosp. Proj.) Series 2002:
5.5% 3/1/13	455,000	473,459
5.5% 3/1/14	1,300,000	1,346,423
5.5% 3/1/15	1,985,000	2,048,123
(Genesys Reg'l. Med. Hosp. Proj.) Series 1998, 5.3% 10/1/11 (Escrowed to Maturity) (c)	685,000	686,678
(Henry Ford Health Sys. Proj.):
Series 1992 A, 6% 9/1/12 (Escrowed to Maturity) (c)	1,500,000	1,665,090
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Henry Ford Health Sys. Proj.):
Series 2003 A, 5.5% 3/1/14 (Pre-Refunded to 3/1/13 @ 100) (c)	$ 2,000,000	$ 2,220,940
Series 2006 A:
5% 11/15/12	1,485,000	1,559,696
5% 11/15/14	1,000,000	1,044,230
5% 11/15/17	1,000,000	1,010,030
Series 2009, 5.25% 11/15/24	3,000,000	2,928,120
(McLaren Health Care Corp. Proj.) Series 2008 A:
5% 5/15/11	1,100,000	1,134,617
5.25% 5/15/15	1,615,000	1,716,567
5.75% 5/15/38	6,975,000	6,869,399
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (c)	2,500,000	2,540,600
Series 1996:
5.25% 8/15/10 (Escrowed to Maturity) (c)	770,000	771,409
5.375% 8/15/16 (Escrowed to Maturity) (c)	2,500,000	2,512,975
5.375% 8/15/26 (Escrowed to Maturity) (c)	2,450,000	2,489,788
6% 8/15/10 (Escrowed to Maturity) (c)	1,265,000	1,267,732
(MidMichigan Obligated Group Proj.):
Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,048,380
Series 2009 A, 6.125% 6/1/39	3,740,000	3,972,329
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,052,200
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	3,000,000	3,127,710
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity) (c)	420,000	447,594
(Sparrow Hosp. Obligated Group Proj.):
Series 2001:
5.5% 11/15/21 (Pre-Refunded to 11/15/11 @ 101) (c)	1,435,000	1,550,905
5.625% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (c)	4,500,000	4,872,420
Series 2007:
5% 11/15/17	535,000	560,830
5% 11/15/18	725,000	748,106
5% 11/15/19	1,000,000	1,018,960
5% 11/15/20	2,000,000	2,016,260
5% 11/15/31	5,000,000	4,648,200
(Trinity Health Sys. Proj.):
Series 2002 C, 5.375% 12/1/30	1,095,000	1,086,152
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	$ 5,000,000	$ 5,491,700
Series A:
6% 12/1/27	1,515,000	1,545,648
6% 12/1/27 (Pre-Refunded to 12/1/10 @ 101) (c)	20,000	20,942
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010, 5% 10/1/30	3,000,000	3,220,290
(Clean Wtr. Proj.) Series 2004, 5% 10/1/26	4,925,000	5,181,149
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,746,322
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,047,458
Series CA, 0% 6/15/13 (FSA Insured)	915,000	859,505
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,154,360
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	4,225,000	4,514,032
Series 2001, 5% 10/1/23	5,000,000	5,208,050
Series 2002, 5.375% 10/1/19	2,005,000	2,165,781
Series 2005, 5% 10/1/23	385,000	430,615
Series 2007, 5% 10/1/18	8,460,000	9,538,565
Series 2009, 5% 10/1/26	5,000,000	5,503,400
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,586,120
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	971,050
Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	10,319,163
Michigan Technological Univ. Series 2008:
5% 10/1/38 (Assured Guaranty Corp. Insured)	1,200,000	1,235,100
5.25% 10/1/17 (Assured Guaranty Corp. Insured)	1,875,000	2,153,269
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007:
6% 6/1/34	3,000,000	2,452,500
6% 6/1/48	4,000,000	3,110,640
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,444,120
Series 2002 B, 5.25% 10/1/16 (FSA Insured)	3,000,000	3,220,170
Series 2006, 5.25% 11/1/15 (FGIC Insured)	5,000,000	5,707,850
Series A, 0% 10/1/11 (AMBAC Insured)	3,630,000	3,564,987
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Montague Pub. School District Series 2001:
5.5% 5/1/16	$ 430,000	$ 451,629
5.5% 5/1/17	430,000	450,064
5.5% 5/1/19	430,000	446,886
New Lothrop Area Pub. Schools Gen. Oblig. Series 2006, 5% 5/1/35 (FSA Insured)	1,000,000	1,028,820
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	450,055
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	523,594
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,749,918
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,369,206
Northern Michigan Univ. Revs. Series 2008 A, 5.125% 12/1/35 (FSA Insured)	2,750,000	2,873,695
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,149,255
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,713,948
5% 5/1/16 (FSA Insured)	1,475,000	1,594,711
5% 5/1/17 (FSA Insured)	3,675,000	3,925,047
Okemos Pub. School District Series 1993:
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,392,275
0% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,575,169
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,108,717
5.25% 5/1/27 (FSA Insured)	1,135,000	1,224,676
Petoskey Pub. School District Series 2005:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,589,745
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,289,950
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.):
Series 2002, 5.5% 5/1/14	1,000,000	1,099,380
Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,024,622
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,054,950
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,160,233
5% 5/1/16 (FSA Insured)	1,025,000	1,113,181
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,341,800
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	$ 4,300,000	$ 4,606,203
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,169,669
5% 5/1/34 (FSA Insured)	2,320,000	2,418,414
5% 5/1/38 (FSA Insured)	1,000,000	1,031,440
Riverview Cmnty. School District Series 2004:
5% 5/1/14	655,000	728,170
5% 5/1/15	955,000	1,053,040
5% 5/1/17	1,000,000	1,080,040
5% 5/1/18	1,000,000	1,074,080
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,596,732
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,171,206
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series 2009 V, 8.25% 9/1/39	3,100,000	3,671,826
Series M, 5.25% 11/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,855,720
Saginaw Valley State Univ. Rev. Series 2007, 5% 7/1/37 (FSA Insured)	2,880,000	2,966,112
Saint Clair County Gen. Oblig. Series 2004:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,485,115
5% 4/1/19 (AMBAC Insured)	1,475,000	1,570,772
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,160,269
South Haven Gen. Oblig. Series 2009:
4.875% 12/1/28 (Assured Guaranty Corp. Insured)	2,500,000	2,612,450
5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,046,840
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,236,173
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities Series 2003, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,735,000	1,806,395
Three Rivers Cmnty. Schools Series 2008:
5% 5/1/14 (FSA Insured)	1,765,000	1,966,545
5% 5/1/16 (FSA Insured)	1,750,000	1,959,353
Troy School District:
Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,132,580
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Troy School District: - continued
Series 2006:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,130,340
5% 5/1/15	2,135,000	2,345,468
Univ. of Michigan Univ. Rev. Series 2010 C, 5% 4/1/26	6,085,000	6,681,756
Utica Cmnty. Schools:
Series 2003:
5.375% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (c)	2,250,000	2,525,715
5.5% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (c)	1,000,000	1,126,290
Series 2004, 5% 5/1/17	3,000,000	3,217,380
Series 2007:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,131,040
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,246,360
Waverly Cmnty. School District Series 2005, 5% 5/1/17 (FSA Insured)	3,090,000	3,351,321
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,019,670
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	210,000	210,519
Western Michigan Univ. Rev.:
Series 2005, 5% 11/15/35 (FGIC Insured)	5,435,000	5,456,577
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,616,019
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,076,800
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	2,026,275
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,096,360
Zeeland Pub. Schools:
Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,141,949
Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,035,000	2,194,239
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	945,000	1,006,680
		617,884,602
Puerto Rico - 1.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280,000	1,431,411
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,094,030
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (a)	$ 2,000,000	$ 2,102,360
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41	12,000,000	1,699,080
0% 8/1/47 (AMBAC Insured)	1,000,000	94,930
Series 2009 A:
6% 8/1/42	4,000,000	4,264,080
6.5% 8/1/44	1,500,000	1,671,765
		12,357,656
Virgin Islands - 1.1%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,543,680
Series 2009 B, 5% 10/1/25	1,200,000	1,205,388
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	2,200,000	1,964,930
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series 2007, 5% 7/1/31	2,730,000	2,576,301
		7,290,299
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $624,188,316)		639,579,339
NET OTHER ASSETS - 1.7%		10,915,984
NET ASSETS - 100%		$ 650,495,323
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $624,120,420. Net unrealized appreciation aggregated $15,458,919, of which $21,937,745 related to appreciated investment securities and $6,478,826 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Minnesota
Municipal Income Fund

March 31, 2010

1.814649.105

MNF-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,440,255
Minnesota - 96.0%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,140,340
Anoka-Hennepin Independent School District #11 Series 2004 B, 5% 2/1/20	1,880,000	1,952,117
Brainerd Independent School District #181 Series 2002 A:
5.375% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100) (d)	3,285,000	3,582,687
5.375% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100) (d)	4,100,000	4,471,542
5.375% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100) (d)	2,200,000	2,399,364
Brooklyn Ctr. Independent School District #286 Series 2002, 5.1% 2/1/31 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	6,000,000	6,398,460
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School Distric Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	599,377
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series 2005 C, 5% 4/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,349,028
Centennial Independent School District #12 Series 2002 A, 5% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	230,000	244,863
Chaska Elec. Rev. (Generating Facilities Proj.) Series 2005 A:
5.25% 10/1/20	2,000,000	2,107,940
5.25% 10/1/25	1,955,000	2,041,020
Chaska Independent School District #112 Gen. Oblig.:
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	850,260
Series 2006 A, 4.1% 2/1/21 (FSA Insured)	1,705,000	1,762,919
Series 2009 A:
4% 2/1/16	1,000,000	1,084,690
5% 2/1/17	1,000,000	1,139,670
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Benedictine Health Sys. Saint Mary's) Series 2004:
5.25% 2/15/28 (Pre-Refunded to 2/15/14 @ 100) (d)	$ 2,350,000	$ 2,665,887
5.25% 2/15/33 (Pre-Refunded to 2/15/14 @ 100) (d)	1,035,000	1,174,125
Duluth Hsg. & Redev. Auth. Healthcare & Hsg. Rev. (Benedictine Health Ctr. Proj.) Series 2007:
5.5% 11/1/17	290,000	279,392
5.7% 11/1/22	385,000	365,769
5.875% 11/1/33	750,000	661,853
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/16	1,445,000	1,486,298
4% 3/1/17	1,495,000	1,520,236
4% 3/1/18	1,235,000	1,242,459
5% 3/1/30	2,770,000	2,843,959
Elk River Independent School District #728:
Series 2002 A:
5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (d)	3,000,000	3,273,090
5.25% 2/1/18 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (d)	3,600,000	3,952,368
Series 2004 A, 5% 2/1/17 (FGIC Insured) (Pre-Refunded to 8/1/14 @ 100) (d)	1,000,000	1,111,310
Series 2006 A, 5% 2/1/19 (FSA Insured)	3,500,000	3,839,745
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,090,470
Hopkins Independent School District #270:
Series 2002:
5% 2/1/16 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	1,350,000	1,437,237
5.125% 2/1/17 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	1,015,000	1,082,853
Series 2009 B:
4% 2/1/23	3,470,000	3,576,598
4% 2/1/24	3,625,000	3,711,529
4% 2/1/25	2,915,000	2,964,788
Jackson County Central Independent School District #2895 5% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	1,220,000	1,298,836
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Lake Superior Independent School District #381 Series 2002 A:
5% 4/1/15 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (d)	$ 1,970,000	$ 2,159,711
5% 4/1/16 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (d)	2,065,000	2,263,860
5% 4/1/17 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (d)	2,165,000	2,373,490
5% 4/1/18 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (d)	1,260,000	1,381,338
Lakeville Independent School District #194 Series 2002 A, 5% 2/1/22 (FGIC Insured) (Pre-Refunded to 2/1/13 @ 100) (d)	1,000,000	1,091,030
Maple Grove Health Care Sys. Rev. Series 2007:
5.25% 5/1/24	1,500,000	1,522,050
5.25% 5/1/25	2,000,000	2,022,280
Metropolitan Council Gen. Oblig. Rev. (Wastewtr. Proj.) Series 2008 C, 5% 3/1/21	5,000,000	5,491,750
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,082,890
Series 2010 A, 5.25% 8/15/25	1,000,000	1,040,470
(Children's Hospitals and Clinics Proj.) Series 2004 A1:
4.625% 8/15/29 (FSA Insured)	1,000,000	973,120
5% 8/15/34 (FSA Insured)	500,000	499,270
(HealthPartners Obligated Group Proj.) Series 2003:
5.875% 12/1/29	800,000	807,632
6% 12/1/19	2,815,000	2,896,354
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 13, 5.25% 1/1/11 (c)	2,840,000	2,859,113
Series 2005 A, 5% 1/1/35 (AMBAC Insured)	8,500,000	8,559,925
Series 2005 C, 5% 1/1/31 (FGIC Insured)	2,090,000	2,118,863
Series 2007 A, 5% 1/1/21	5,000,000	5,356,400
Series 2007 B, 5% 1/1/18 (FGIC Insured)	2,000,000	2,159,840
Series 2008 A:
5% 1/1/13 (c)	655,000	697,306
5% 1/1/14 (c)	3,000,000	3,214,830
Series B, 5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,830,000	3,004,073
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.) Series 2001, 5.125% 7/1/21	$ 1,250,000	$ 1,276,738
Minneapolis Gen. Oblig. Series 2009:
4% 12/1/20	2,800,000	2,933,168
4% 12/1/21	2,650,000	2,761,512
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	5,120,000	4,923,494
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	3,500,000	3,899,665
Minneapolis Spl. School District #1:
Series 2005 A, 5% 2/1/17 (FSA Insured)	2,000,000	2,164,280
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020,000	1,082,485
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	2,220,000	2,487,998
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	3,749,775
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,746,005
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,652,150
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,728,208
Series 2009 A, 5% 12/1/23	15,540,000	17,543,408
Series 2009 E, 5% 8/1/13	3,975,000	4,460,904
Series 2009 H, 5% 11/1/21	4,590,000	5,241,918
5% 11/1/15	10,000,000	11,364,600
5% 8/1/16	3,500,000	3,780,665
5% 8/1/18	10,775,000	11,880,946
5% 6/1/21	8,585,000	9,502,136
5% 8/1/22	2,600,000	2,879,864
5% 11/1/24	9,155,000	9,741,927
5% 11/1/26	4,270,000	4,655,965
5.5% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (d)	2,150,000	2,167,351
Minnesota Higher Ed. Facilities Auth. Rev.:
(Hamline Univ. Proj.) Series 5B, 5.95% 10/1/19	600,000	600,468
(Macalester College Proj.) Series 6P:
5% 3/1/21	2,315,000	2,527,725
5% 3/1/22	2,535,000	2,751,743
(Saint Olaf College Proj.) Series 6O, 5% 10/1/15	1,000,000	1,109,010
(Univ. of Saint Thomas Proj.) Series 6I, 5% 4/1/23	1,000,000	1,039,270
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Higher Ed. Facilities Auth. Rev.: - continued
(Univ. of St. Thomas Proj.) Series Six-X, 5.25% 4/1/39	$ 1,500,000	$ 1,523,640
(Univ. of St. Thomas) Series Seven-A, 5% 10/1/39	1,650,000	1,652,459
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2005, 5.25% 10/1/21	8,450,000	9,034,318
Series 2007, 5.25% 10/1/22	1,000,000	1,074,150
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series 2005 A, 5% 3/1/21	5,060,000	5,484,433
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Series 2005 B, 5% 3/1/21	2,000,000	2,295,320
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	593,221
5.6% 6/1/15	615,000	618,161
5.65% 6/1/16	625,000	628,056
5.7% 6/1/17	900,000	904,176
5.75% 6/1/18	975,000	979,358
5.75% 6/1/19	1,050,000	1,054,358
5.8% 6/1/20	1,000,000	1,003,950
5.875% 6/1/22	2,425,000	2,433,900
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2005 A, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,592,865
Series 2009 A:
4% 10/1/17	1,445,000	1,532,278
4% 10/1/18	1,490,000	1,570,028
4% 10/1/19	1,550,000	1,621,021
4% 10/1/20	1,580,000	1,618,900
Mounds View Independent School District #621:
Series 2000 A, 5.375% 2/1/24 (Pre-Refunded to 2/1/11 @ 100) (d)	3,000,000	3,117,150
Series 2009 A:
4% 2/1/20	860,000	899,672
4% 2/1/21	1,000,000	1,036,850
North Saint Paul-Maplewood-Oakdale Independent School District 622:
Series 2006 B, 5% 2/1/17 (FSA Insured)	1,525,000	1,733,925
Series B, 5% 8/1/17 (FSA Insured)	1,575,000	1,786,601
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. Series 2004, 5% 1/1/13	1,000,000	1,074,200
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2009 A, 5% 1/1/16 (Assured Guaranty Corp. Insured)	$ 3,000,000	$ 3,300,600
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,000,000	3,298,260
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	981,150
5.5% 11/1/16	1,025,000	1,079,725
Osseo Independent School District #279:
(School Bldg. Proj.) Series 2000 A, 5.25% 2/1/21 (Pre-Refunded to 8/1/10 @ 100) (d)	1,735,000	1,762,049
Series A, 5.25% 2/1/14 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	2,100,000	2,245,089
Owatonna Pub. Utils. Commission Pub. Utils. Rev. Series 2003:
5% 1/1/11 (AMBAC Insured)	720,000	743,551
5% 1/1/13 (AMBAC Insured)	800,000	876,352
5% 1/1/15 (AMBAC Insured)	715,000	767,267
Ramsey County Gen. Oblig. Series 2003 A, 5% 2/1/18	1,530,000	1,651,237
Robbinsdale Independent School District #281 Series 2002:
5% 2/1/16 (FSA Insured)	2,410,000	2,549,153
5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	1,015,000	1,080,589
5% 2/1/17 (FSA Insured)	2,535,000	2,674,349
5% 2/1/18 (FSA Insured)	2,520,000	2,652,502
Rochester Elec. Util. Rev. Series 2007 C, 5% 12/1/30	2,000,000	2,109,740
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38 (a)	4,000,000	4,076,120
(Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	2,034,620
Roseville Independent School District #623 (School District Cr. Enhancement Prog.) Series 2001 A, 5% 2/1/15 (FSA Insured)	400,000	409,860
Saint Cloud Health Care Rev.:
(CentraCare Health Sys. Proj.) Series 2010 A, 5.125% 5/1/30	5,000,000	4,965,750
(Saint Cloud Hosp. Group Oblig. Proj.) Series 2000 A:
5.75% 5/1/26 (FSA Insured)	7,020,000	7,116,946
5.875% 5/1/30 (FSA Insured)	4,000,000	4,055,560
6.25% 5/1/20 (FSA Insured)	2,760,000	2,799,054
Saint Michael Independent School District #885 Series 2002, 5% 2/1/27 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	5,500,000	5,855,410
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.) Series 2009 A1, 5.25% 11/15/29	$ 3,000,000	$ 3,042,780
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/15	250,000	259,448
5% 5/15/16	345,000	355,595
5.25% 5/15/17	325,000	334,666
5.25% 5/15/36	1,000,000	944,370
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,196,625
Series 2007 A, 5% 11/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,192,860
Saint Paul Independent School District #625:
Series 2001 C, 5% 2/1/21	1,000,000	1,040,890
Series 2002 A:
5% 2/1/17 (FSA Insured)	220,000	233,270
5% 2/1/18 (FSA Insured)	395,000	416,188
Series 2004 B, 5% 2/1/17 (FSA Insured)	1,300,000	1,430,520
Series 2004 C, 5% 2/1/16 (FSA Insured)	1,025,000	1,143,593
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,552,110
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	1,890,140
(Regions Hosp. Package Proj.):
Series 1:
5% 8/1/12	410,000	408,467
5% 8/1/15	480,000	460,267
Series 2007-1:
5% 8/1/13	430,000	424,677
5% 8/1/14	455,000	443,598
5% 8/1/16	500,000	469,970
Series 2003 11, 5.25% 12/1/20	3,000,000	3,216,720
Series 2003 12:
5.125% 12/1/27	5,000,000	5,242,850
5.25% 12/1/18	3,685,000	4,010,975
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) Series 2004, 5.25% 9/1/34	2,520,000	2,349,421
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,210,000	3,651,585
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.: - continued
(Cap. Appreciation) Series 1994 A:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 14,670,000	$ 9,203,518
Series 2002 A:
5% 1/1/12 (AMBAC Insured)	2,660,000	2,814,652
5.25% 1/1/15 (AMBAC Insured)	1,025,000	1,146,719
5.25% 1/1/17	2,000,000	2,224,800
Series 2009 A:
5% 1/1/13	2,500,000	2,706,300
5% 1/1/14	960,000	1,054,061
5.25% 1/1/30	2,000,000	2,086,660
5.5% 1/1/24	500,000	545,560
Series A, 5.25% 1/1/16 (AMBAC Insured)	4,490,000	5,003,521
Spring Lake Park Independent School District #16:
Series 2004 B:
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,085,000	2,243,085
5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230,000	2,372,631
5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400,000	2,533,416
Series 2006 A, 5% 2/1/29 (FSA Insured)	4,000,000	4,233,280
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2003 B, 5.5% 7/1/25 (Pre-Refunded to 7/1/14 @ 100) (d)	2,000,000	2,293,420
Series 2008 C, 5.75% 7/1/30	3,355,000	3,380,901
Series 2009, 5.75% 7/1/39	9,000,000	8,948,610
Univ. of Minnesota:
Series 2009 C:
5% 12/1/17	1,000,000	1,140,950
5% 12/1/21	1,000,000	1,117,390
Series A:
5% 4/1/23	200,000	221,172
5.125% 4/1/34	1,000,000	1,063,250
5.25% 4/1/29	1,000,000	1,094,360
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Univ. of Minnesota Spl. Purp. Rev. (State Supported Stadium Proj.) Series 2006:
5% 8/1/20	$ 6,625,000	$ 7,191,504
5% 8/1/29	4,000,000	4,223,480
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	425,515
Watertown Independent School District #111 Series 2005 A, 5% 2/1/22 (FSA Insured)	1,495,000	1,608,172
Wayzata Independent School District #284 Series 2004 B, 5% 2/1/16 (FSA Insured)	1,005,000	1,109,721
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity) (d)	890,000	1,024,604
Series 2003 A, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,038,010
Series 2006 A, 5% 1/1/16 (FSA Insured)	2,000,000	2,230,460
White Bear Lake Independent School District #624 Gen. Oblig. (Alternative Facilities Proj.) Series 2006 A, 4.25% 2/1/12	1,300,000	1,379,131
		473,250,413
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,118,290
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	1,056,100
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (b)	600,000	630,708
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41	9,300,000	1,316,787
Series 2009 A, 6% 8/1/42	1,000,000	1,066,020
Series 2010 A:
0% 8/1/31	6,745,000	1,757,073
0% 8/1/33	950,000	214,719
		7,159,697
Virgin Islands - 0.7%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	1,000,000	1,004,490
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (c)	$ 1,300,000	$ 1,161,095
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series 2007 A, 5% 7/1/25	1,250,000	1,250,650
		3,416,235
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $472,887,596)	485,266,600
NET OTHER ASSETS - 1.6%	7,760,316
NET ASSETS - 100%	$ 493,026,916
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $472,884,372. Net unrealized appreciation aggregated $12,382,228, of which $14,670,332 related to appreciated investment securities and $2,288,104 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Municipal Income Fund

March 31, 2010

1.815010.105

HIY-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Health Care Auth. for Baptist Health Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 8,500	$ 8,933
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	5,500	4,719
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,245
		16,897
Alaska - 0.2%
Alaska Student Ln. Corp. Ed. Ln. Rev.:
Series 2007 A2, 5% 6/1/12 (g)	1,000	1,049
Series 2007 A3:
5% 6/1/10 (g)	3,500	3,519
5% 6/1/12 (g)	5,000	5,244
		9,812
Arizona - 1.7%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	2,892
5.25% 10/1/20 (FSA Insured)	8,000	8,724
5.25% 10/1/26 (FSA Insured)	2,570	2,713
5.25% 10/1/28 (FSA Insured)	8,345	8,719
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	2,070
Series 2007 B, 0.9779% 1/1/37 (d)	3,000	2,115
Series 2008 D:
5.5% 1/1/38	12,000	12,203
6% 1/1/27	2,600	2,801
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004:
5.25% 9/1/21	2,545	2,636
5.25% 9/1/22	1,000	1,033
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	6,900	7,274
7% 7/1/28	1,500	1,654
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,708
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,684
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity) (h)	$ 2,000	$ 2,426
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	4,825
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	12,000	10,323
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,581
Series 2009 A, 5% 7/1/39	8,000	8,262
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	3,449
5.5% 12/1/29	7,900	7,633
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,000	1,080
5% 6/1/31 (AMBAC Insured)	2,025	2,070
		99,875
Arkansas - 0.0%
North Little Rock Elec. Rev. Series 1992 A, 6.5% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	865	875
California - 14.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	2,962
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	1,278
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	6,350	6,776
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	2,411
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A, 5.5% 5/1/15	8,200	8,926
California Econ. Recovery:
Series 2009 A, 5% 7/1/22	7,500	7,872
Series A, 5% 7/1/18	5,700	6,285
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,140	1,600
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,426
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.): - continued
0% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,675	$ 1,085
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,434
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	210	212
5% 3/1/19	1,800	1,880
5% 8/1/19	16,310	16,948
5% 8/1/20	5,355	5,501
5% 10/1/22	2,300	2,336
5% 11/1/22	3,100	3,141
5% 12/1/22	6,800	6,890
5% 11/1/24	1,600	1,601
5% 3/1/26	5,100	5,028
5% 6/1/27 (AMBAC Insured)	4,100	4,007
5% 9/1/27	10,500	10,261
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,256
5% 9/1/31	22,500	21,392
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,595	5,318
5% 9/1/32	24,995	23,480
5% 8/1/33	9,725	9,073
5% 9/1/33	19,115	17,835
5% 9/1/35	15,700	14,596
5.125% 11/1/24	4,300	4,326
5.125% 2/1/26	2,500	2,508
5.25% 2/1/16	4,300	4,617
5.25% 2/1/19	5,620	5,893
5.25% 2/1/20	2,000	2,091
5.25% 2/1/24	4,000	4,074
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,709
5.25% 2/1/28	4,800	4,794
5.25% 11/1/28	4,485	4,480
5.25% 2/1/33	16,300	15,855
5.25% 12/1/33	160	156
5.25% 3/1/38	1,800	1,724
5.5% 8/1/27	14,700	15,043
5.5% 4/1/28	10	10
5.5% 8/1/29	9,850	9,974
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 4/1/30	$ 5	$ 5
5.5% 11/1/33	39,350	39,399
5.75% 4/1/31	5,000	5,145
6% 3/1/33	13,100	13,944
6% 4/1/38	15,000	15,798
6% 11/1/39	35,020	36,948
6.5% 4/1/33	7,700	8,434
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/12	2,250	2,363
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	3,150	3,269
Series 2008 L, 5.125% 7/1/22	4,850	5,033
Series 2009 D, 5%, tender 7/1/14 (d)	5,900	6,219
Series 2009 E, 5.625% 7/1/25	10,000	10,375
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/13	1,000	1,081
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,066
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	117	78
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2005 A1, 4.7%, tender 4/1/12 (d)(g)	1,000	1,043
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	13,067
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	6,000	6,248
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	7,280	7,642
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,468
5% 3/1/22	1,695	1,659
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	2,915
(Various California State Univ. Projs.) Series 1993 A, 5.25% 12/1/13	3,495	3,497
(Various Cap. Projects) Series 2009 I, 6.375% 11/1/34	4,600	4,795
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Various Cap. Projs.):
Series 2009 G1, 5.75% 10/1/30	$ 2,500	$ 2,500
Series 2009 I, 6.125% 11/1/29	1,600	1,660
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,545
Series 2005 H:
5% 6/1/17	5,000	5,134
5% 6/1/18	10,300	10,449
Series 2005 J, 5% 1/1/17	6,000	6,177
Series 2010 A, 5.75% 3/1/30 (c)	4,900	4,848
Series B, 5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	2,759
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,410
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	700	730
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	5,135
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	10,100	10,850
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,400	9,021
Encinitas Union School District:
Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	1,526
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,026
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,404
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,070	4,385
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,797
5.75% 1/15/40	6,300	6,015
5.875% 1/15/27	2,500	2,462
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	27,395	23,505
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series 2005 A:
5% 6/1/45	$ 5,305	$ 4,482
Series 2007 A1, 5% 6/1/33	3,005	2,344
5% 6/1/45 (FSA Insured)	525	488
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	4,109
5.5% 8/1/29	2,000	2,138
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	7,000	7,674
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,011
5% 9/1/19 (AMBAC Insured)	2,545	2,559
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2005 A1, 5% 7/1/35	4,000	4,103
Series A2, 5% 7/1/25 (FSA Insured)	1,800	1,884
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	5,000	5,032
5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,985	10,049
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	9,715	10,694
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	2,891
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (h)	640	683
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	1,342
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,350
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (d)	5,100	5,464
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	2,906
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	2,500	2,639
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/22	2,320	2,544
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	2,795	2,823
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	$ 1,455	$ 1,456
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	7,364
Series C, 5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,650	7,040
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	1,230
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	6,000	5,188
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	2,200	2,455
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	2,734
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 A, 5% 11/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,728
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,609
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	6,375	6,952
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	2,219
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000	10,442
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	1,654
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	2,200	2,277
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	45,225	46,445
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,550
Union Elementary School District:
Series A, 0% 9/1/19 (FGIC Insured)	1,750	1,094
Series B, 0% 9/1/22 (FGIC Insured)	1,500	761
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	1,110	1,156
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/16 (AMBAC Insured)	$ 1,170	$ 1,212
5.5% 5/15/17 (AMBAC Insured)	1,235	1,277
5.5% 5/15/19 (AMBAC Insured)	1,375	1,417
5.5% 5/15/22 (AMBAC Insured)	370	378
5.5% 5/15/23 (AMBAC Insured)	380	388
Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	2,004
5.5% 5/15/17 (AMBAC Insured)	2,545	2,665
Series 2008 L, 5% 5/15/40	1,885	1,939
Series 2009 O, 5.75% 5/15/30	12,000	13,502
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	1,495	1,304
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,213
5% 7/1/27	1,840	1,725
Series 2009 A, 5.75% 7/1/24	1,705	1,763
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	3,850	4,068
		812,311
Colorado - 1.6%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,475	2,601
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,711
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (h)	15,700	9,358
Colorado Health Facilities Auth. Rev.:
(Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,131
5% 9/1/22	1,500	1,502
(Volunteers of America Care Proj.) Series 2007 A, 5.3% 7/1/37	2,600	1,996
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (h)	2,700	2,976
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 33,385	$ 32,361
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (h)	33,585	19,841
Denver City & County Arpt. Rev.:
Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,000	2,136
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,493
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/13	3,005	3,090
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (h)	1,500	1,771
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (h)	1,000	1,180
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,663
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	6,359
Northwest Pkwy Pub. Hwy. Auth. Series 2001 A:
5.5% 6/15/15 (Pre-Refunded to 6/15/11 @ 102) (h)	1,000	1,075
5.5% 6/15/19 (Pre-Refunded to 6/15/11 @ 102) (h)	1,000	1,075
		96,319
Connecticut - 0.1%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	5,000	5,633
District Of Columbia - 1.4%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,800	8,454
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	8,140	8,575
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,600	12,758
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,779
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	23,535	25,109
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	$ 15,000	$ 3,624
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	3,387
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	7,202
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	810
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A:
5.125% 7/1/32	1,000	1,049
5.25% 7/1/27	4,390	4,761
5.25% 7/1/28	3,000	3,237
		80,745
Florida - 7.5%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity) (h)	6,230	7,033
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,494
Brevard County School Board Ctfs. of Prtn. Series 2007 B:
5% 7/1/24 (AMBAC Insured)	1,365	1,371
5% 7/1/25 (AMBAC Insured)	3,540	3,555
Broward County Arpt. Sys. Rev. Series 2001 I, 5.75% 10/1/12 (AMBAC Insured) (g)	1,210	1,265
Broward County Gen. Oblig. (Parks & Land Preservation Proj.) Series 2005:
5% 1/1/24	1,000	1,041
5% 1/1/25	1,000	1,039
Broward County School Board Ctfs. of Prtn.:
Series 2003 A:
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,060	6,395
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,083
Series 2007 A:
5% 7/1/17 (FGIC Insured)	3,660	3,843
5% 7/1/19 (FGIC Insured)	3,700	3,760
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	8,500	8,812
Cap. Projs. Fin. Auth. Student Hsg. Rev. Series 2000 F1:
5.5% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,329
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Cap. Projs. Fin. Auth. Student Hsg. Rev. Series 2000 F1: - continued
5.5% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,460	$ 1,510
5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,307
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,765	2,770
Citizens Property Ins. Corp. Series 2010 A1:
5% 6/1/15 (FSA Insured) (c)	5,000	5,360
5% 6/1/16 (FSA Insured) (c)	7,500	7,939
De Soto County Cap. Impt. Rev.:
Series 2002, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,640	1,703
5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725	1,793
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (FGIC Insured)	1,000	1,024
5.25% 1/1/36 (FGIC Insured)	1,310	1,262
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	6,900	7,126
Escambia County Utils. Auth. Util. Sys. Rev. Series 1992 B, 6.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050	3,430
Florida Board of Ed.:
Series 2000 B:
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,655	3,952
5.5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,825	3,038
Series 2001 F, 5% 6/1/32	5,040	5,116
Series 2003 J, 5% 6/1/31	2,500	2,551
Series 2006 A, 5% 6/1/32	1,100	1,117
Florida Board of Ed. Lottery Rev. Series 2002 A, 5.375% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,078
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2004 A, 5% 6/1/31	1,240	1,274
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,173
5% 10/1/17	2,130	2,265
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Envir. Protection Rev. Series 2002 A, 5.375% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,000	$ 6,260
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,644
5% 7/1/18	3,320	3,574
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2003 A, 5% 7/1/33	395	405
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	3,000	3,370
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	2,172
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,079
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A:
5% 6/1/38	5,400	4,790
5.25% 6/1/19	2,375	2,385
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	5,100	5,126
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	21,745	22,688
Series 2005 A:
5% 11/15/15	1,000	1,119
5% 11/15/17	1,200	1,276
5% 11/15/22	1,000	1,019
Series 2005 B:
5% 11/15/15	875	972
5% 11/15/15 (Escrowed to Maturity) (h)	125	143
5% 11/15/16	1,040	1,122
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100) (h)	150	171
5% 11/15/30	3,565	3,432
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (h)	485	554
Series 2006 G:
5% 11/15/14	1,285	1,416
5% 11/15/14 (Escrowed to Maturity) (h)	45	51
5% 11/15/15	965	1,080
5% 11/15/15 (Escrowed to Maturity) (h)	35	40
5% 11/15/16	1,020	1,113
5% 11/15/16 (Escrowed to Maturity) (h)	30	34
5.125% 11/15/17	2,750	2,995
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2006 G:
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100) (h)	$ 95	$ 109
5.125% 11/15/18	965	1,023
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (h)	35	40
5.125% 11/15/19	1,930	2,030
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100) (h)	70	80
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	11,000	11,607
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	2,036
5% 7/1/18	2,125	2,215
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32	4,900	5,371
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	4,500	4,744
5.1% 10/1/13	3,005	3,202
Jacksonville Econ. Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,870	6,024
Series C, 5.5% 11/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,250	12,571
Jacksonville Elec. Auth. Elec. Sys. Rev.:
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (h)	1,260	1,314
Series 2006 A, 5% 10/1/41 (FSA Insured)	18,800	19,023
Series 2009 B, 5% 10/1/18	7,500	7,791
Jacksonville Sales Tax Rev. Series 2003, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,562
Lakeland Energy Sys. Rev. Series 2001 B, 5.5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,053
Marco Island Util. Sys. Rev. 5% 10/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025	5,031
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,327
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Melbourne Arpt. Rev. 6.75% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	$ 170	$ 173
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,038
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series A, 6.8% 11/15/31	2,545	2,381
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA Insured)	1,010	1,012
Miami Beach Stormwater Rev. 5.375% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,005
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,090
Miami Health Facilities Auth. Sys. Rev.:
(Catholic Health East Proj.) Series B, 5.125% 11/15/24	3,000	3,028
Series 2003 C, 5.125% 11/15/24	1,450	1,463
Miami-Dade County Aviation Rev. Series 2010 A, 5.375% 10/1/41	5,800	5,796
Miami-Dade County Expressway Auth. Series B, 5.25% 7/1/25 (FGIC Insured)	5,000	5,141
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) 5% 7/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,565	4,632
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B:
5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,600	10,956
5.5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,400	5,610
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,715
5% 8/1/18 (AMBAC Insured)	4,000	4,197
5% 8/1/20 (AMBAC Insured)	2,500	2,577
5% 8/1/21 (AMBAC Insured)	5,095	5,227
5% 8/1/22 (AMBAC Insured)	3,325	3,400
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,044
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,375
5.25% 12/1/37 (AMBAC Insured)	1,365	1,379
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	$ 5,000	$ 5,006
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	5,088
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,832
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,117
Series A, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,940	3,183
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	3,000	3,137
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (AMBAC Insured)	1,000	1,049
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,245
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/17 (FSA Insured)	2,025	2,157
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (AMBAC Insured)	4,000	4,035
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	3,105	3,189
5% 10/1/35 (FSA Insured)	5,000	5,089
Plant City Util. Sys. Rev. 6% 10/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,358
Polk County Pub. Facilities Rev. 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,002
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015	2,075
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,880
Seminole County School Board Ctfs. of Prtn.:
Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,786
Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,813
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	3,300	3,354
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,521
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	$ 7,000	$ 7,502
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	985	1,188
Tallahassee Energy Sys. Rev. 5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,106
Tampa Rev. (Catholic Health East Proj.) Series A1, 5.5% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,137
Tampa Sales Tax Rev. Series 2001 A:
5.375% 10/1/15 (AMBAC Insured)	2,150	2,252
5.375% 10/1/18 (AMBAC Insured)	2,465	2,561
5.375% 10/1/19 (AMBAC Insured)	2,650	2,743
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,821
5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,275	2,805
5.25% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,923
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	2,887
5.25% 7/1/16 (AMBAC Insured)	2,830	3,030
Volusia County Edl. Facilities Auth. Rev.:
5% 10/15/11 (Radian Asset Assurance, Inc. Insured)	1,000	1,037
5% 10/15/12 (Radian Asset Assurance, Inc. Insured)	1,260	1,321
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	1,962
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000	1,043
		435,464
Georgia - 3.4%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,000	5,177
Atlanta Tax Allocation (Atlantic Station Proj.) Series 2007, 5.25% 12/1/20 (Assured Guaranty Corp. Insured)	2,000	2,056
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004:
5% 11/1/37	36,095	36,401
5% 11/1/43	57,750	57,982
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Wtr. & Wastewtr. Rev.: - continued
Series 2009 A:
6% 11/1/25	$ 9,785	$ 10,545
6.25% 11/1/39	10,800	11,347
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	11,600	11,936
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	10,200	6,299
Georgia Gen. Oblig. Series 2007 E:
5% 8/1/22	575	638
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100) (h)	1,010	1,171
Houston County Hosp. Auth. Rev. (Houston Healthcare Proj.) 5.25% 10/1/19	1,450	1,513
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	1,983
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,500	9,090
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity) (h)	5,615	3,467
Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	19,400	11,980
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	13,550	13,420
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	17,000	10,498
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,613
		197,116
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev.:
Series 2000 A, 5.75% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,640	2,677
Series 2000 B, 8% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	9,250	10,035
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,690	1,797
5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,000	1,080
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B: - continued
5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	$ 1,140	$ 1,242
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,430	1,562
5.25% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,205	3,417
		21,810
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,340	4,717
6.75% 11/1/37	4,300	4,688
		9,405
Illinois - 11.0%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (FGIC Insured)	1,810	1,101
0% 1/1/22 (FGIC Insured)	1,950	1,123
Chicago Board of Ed. Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,200	2,506
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,000	15,499
0% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	17,467
(Neighborhoods Alive 21 Prog.):
Series 2003:
5% 1/1/33 (AMBAC Insured)	2,100	2,109
5% 1/1/33 (Pre-Refunded to 1/1/14 @ 100) (h)	1,410	1,586
5% 1/1/28 (Pre-Refunded to 1/1/14 @ 100) (h)	2,000	2,250
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,150	2,207
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	740	796
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,445	1,480
Series 2004 A:
5% 1/1/34 (FSA Insured)	12,510	12,722
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	$ 435	$ 454
Series A:
5% 1/1/42 (AMBAC Insured)	380	382
5.5% 1/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,620	5,787
Series C:
5.5% 1/1/40 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,520	5,631
5.7% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,760	5,880
Chicago Midway Arpt. Rev. Series B:
5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,910	2,910
5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,060	3,061
6.125% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,580	2,581
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,851
5.25% 1/1/19 (AMBAC Insured)	1,780	1,892
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 B, 5.75% 1/1/30 (AMBAC Insured)	13,420	13,656
Series 2008 A, 5% 1/1/16 (FSA Insured)	6,800	7,463
Series A, 5.5% 1/1/16 (AMBAC Insured) (g)	10,770	10,779
Chicago Park District Series A:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	5,017
5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,188
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,195	2,327
5.5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	475	484
5.5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490	498
Chicago Spl. Trans. Rev. Series 2001:
5.25% 1/1/31 (Pre-Refunded to 7/1/12 @ 100) (h)	6,670	6,954
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (h)	1,135	1,185
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,582
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev.: - continued
(Fed. Transit Administration Section 5307 Proj.): Series 2008 A:
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	$ 3,495	$ 3,687
5% 6/1/20 (AMBAC Insured)	7,000	7,392
5% 6/1/21	2,600	2,729
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	5,877
Cicero Gen. Oblig. 5.25% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,010	3,099
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	8,400	8,792
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,869
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,478
Series B, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,840
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	5,179
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	185	195
5.25% 1/1/22	380	396
Franklin Park Village Cook County Gen. Oblig. Series B, 5% 7/1/18 (AMBAC Insured)	1,450	1,390
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25	5,000	5,314
5.5% 5/1/23	3,000	3,255
Hodgkins Tax Increment Rev. 5% 1/1/11	2,075	2,104
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	3,176
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (h)	29,680	16,569
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,023
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,718
5.5% 9/1/19	4,405	4,673
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.) Series 2005 A, 5.25% 7/1/41	695	707
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	$ 3,860	$ 3,889
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 A, 5.5% 4/1/44	3,000	3,068
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	4,300	4,720
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	7,000	6,855
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	6,649
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	7,696
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	1,915
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	2,850	2,825
6% 2/1/28 (AMBAC Insured)	1,000	1,046
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,053
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	7,833
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,500	12,900
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	4,000	4,346
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	12,500	12,310
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	8,200	8,761
Series 2009 D, 6.625% 11/1/39	8,000	8,547
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	5,982
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	5,385	5,748
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B:
5% 8/15/23 (c)	5,550	5,806
5% 8/15/24 (c)	6,000	6,226
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/20	2,000	2,130
5.5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,000	14,054
5.5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	8,094
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
First Series:
5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 5,382
5.75% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (h)	1,200	1,243
Series 2000:
5.5% 4/1/17	7,065	7,065
5.6% 4/1/21	7,500	7,500
Series 2002:
5.25% 12/1/17 (FSA Insured)	2,260	2,421
5.375% 7/1/15 (Pre-Refunded to 7/1/12 @ 100) (h)	3,700	4,063
5.5% 4/1/16 (Pre-Refunded to 4/1/12 @ 100) (h)	1,300	1,418
5.5% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (h)	1,000	1,083
Series 2006, 5.5% 1/1/31	3,000	3,200
Series 2010, 5% 1/1/23 (FSA Insured)	6,600	6,932
5.7% 4/1/16	7,350	7,350
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	2,931
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,290
6% 7/1/33	3,775	3,789
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,420
7% 4/1/14	1,475	1,642
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5% 2/1/35	3,200	3,195
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,665
Illinois Sales Tax Rev. Series 2000, 6% 6/15/20	4,600	4,641
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,318
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	3,700	2,656
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	7,865	9,312
0% 12/1/21	5,000	2,870
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/14 (Escrowed to Maturity) (h)	630	570
0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	1,176
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.: - continued
0% 12/1/16 (Escrowed to Maturity) (h)	$ 585	$ 482
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,468
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	4,774
Lake County Forest Preservation District Series 2007 A, 0.522% 12/15/13 (d)	2,000	1,925
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,174
5.625% 3/1/21 (AMBAC Insured)	2,505	2,729
5.75% 3/1/19 (AMBAC Insured)	2,240	2,469
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2003, 0% 1/1/19 (FGIC Insured)	3,000	1,875
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	2,159
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	2,597
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,046
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	26,420	27,480
Series 2002 B, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	2,000	1,958
Series A:
0% 6/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	12,675
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,305	2,122
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	1,839
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	782
5.25% 12/15/10 (AMBAC Insured)	12,950	12,966
6.65% 6/15/12 (FGIC Insured)	250	250
Series 1996 A, 0% 6/15/24	3,060	1,409
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
Series 2002:
0% 6/15/13 (Escrowed to Maturity) (h)	$ 4,155	$ 3,925
0% 6/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,625	5,165
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,115	1,320
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,042
Quincy Hosp. Rev.:
(Blessing Hosp. Proj.) 5% 11/15/16	1,200	1,216
Series 2007, 5% 11/15/14	1,000	1,031
5% 11/15/18	1,000	988
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,600	11,840
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,300	1,375
5% 10/1/18	1,435	1,500
5% 10/1/20	1,290	1,328
Univ. of Illinois Rev. (Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,270	12,422
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	5,080
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	2,980
Series 2009 A, 5.75% 4/1/38	7,805	8,550
Will County Cmnty. Unit School District #365-U:
(Valley View Proj.) Series 2002, 0% 11/1/19 (FSA Insured)	5,000	3,260
Series 2002:
0% 11/1/14 (FSA Insured)	4,300	3,816
0% 11/1/16 (FSA Insured)	6,500	5,145
0% 11/1/17 (FSA Insured)	3,200	2,385
		639,002
Indiana - 2.9%
Avon 2000 Cmnty. School Bldg. Corp. Series 2005, 5% 7/15/17 (FSA Insured)	2,835	3,032
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	$ 1,545	$ 1,635
5.25% 7/15/25 (FSA Insured)	1,720	1,807
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	4,487
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	1,394
5.25% 7/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885	2,011
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,637
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	25,900	30,316
Indiana Bond Bank Series B:
5% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,956
5% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,635	1,642
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (g)	7,350	7,398
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (d)(g)	3,500	3,648
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	8,077
Series 2009 A, 5.25% 11/1/39	5,300	5,379
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,163
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,121
5% 2/15/15	1,500	1,589
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	11,200	11,719
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	2,215	2,482
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.):
Series 2005 A1, 5%, tender 5/1/13 (d)	3,000	3,289
Series A5, 5%, tender 8/1/13 (d)	5,000	5,520
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,500	$ 2,512
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	5,236
0% 6/1/18 (AMBAC Insured)	1,700	1,244
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (g)	1,525	1,616
5% 1/1/17 (AMBAC Insured) (g)	1,700	1,780
5.25% 1/1/14 (AMBAC Insured) (g)	2,675	2,900
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,307
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.):
Series 1994, 5.9% 12/1/24 (g)	10,000	10,270
Series 1995 C, 5.95% 12/1/29 (g)	2,000	2,023
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	1,150	1,258
5% 7/1/25	1,000	1,088
5% 7/1/26	1,325	1,434
5% 7/1/29	670	714
5% 7/1/35	3,000	3,124
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	4,400	4,512
Southmont School Bldg. Corp. Series 2004, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,106
Vigo County Hosp. Auth. Rev. (Union Hosp., Inc. Proj.) Series 2007:
5.7% 9/1/37	2,000	1,706
5.75% 9/1/42	1,000	843
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	5,985
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 7/15/18 (FSA Insured)	1,500	1,580
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,204
		166,744
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Iowa - 0.3%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	$ 6,800	$ 7,203
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (h)	9,590	10,041
		17,244
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2009 C, 5.75% 11/15/38	10,600	11,250
Series 2009 D, 5% 11/15/29	4,600	4,560
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	4,500	4,562
Leavenworth County Unified School District #453 general obligation Series 2009 A, 5.25% 9/1/24 (Assured Guaranty Corp. Insured)	1,575	1,740
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	4,400	4,552
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,340
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,217
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,357
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	1,300	1,295
5% 11/15/17	2,500	2,695
		34,568
Kentucky - 0.9%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/22 (c)	1,355	1,408
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	5,250	5,149
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	9,410	10,446
5% 8/15/17	3,650	4,020
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	4,000	4,057
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30 (c)	$ 5,000	$ 4,956
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	7,400	7,695
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,750	16,403
		54,134
Louisiana - 0.9%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,189
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/20 (CIFG North America Insured)	1,000	984
(Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (FGIC Insured)	1,000	1,060
5.375% 6/1/32 (FGIC Insured)	1,900	1,943
5.5% 6/1/41 (FGIC Insured)	15,500	16,235
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	7,270
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (g)	1,420	1,462
Series 2007 B2, 5% 1/1/16 (FSA Insured) (g)	1,000	1,039
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,525
5.25% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,509
0% 9/1/11 (AMBAC Insured)	3,080	2,929
0% 9/1/13 (AMBAC Insured)	3,350	2,829
0% 9/1/14 (AMBAC Insured)	3,165	2,492
Tobacco Settlement Fing. Corp. Series 2001 B, 5.875% 5/15/39	1,000	929
		50,395
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	3,000	3,128
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Tpk. Auth. Tpk. Rev.: - continued
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	$ 9,060	$ 9,452
6% 7/1/38	2,700	2,992
		15,572
Maryland - 0.5%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	5,710	4,459
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39	1,250	1,364
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	1,020	1,059
5% 6/1/16 (CIFG North America Insured)	1,000	1,027
5% 6/1/19 (CIFG North America Insured)	1,500	1,501
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	1,936
(Good Samaritan Hosp. Proj.) Series 1993:
5.75% 7/1/13 (Escrowed to Maturity) (h)	1,605	1,717
5.75% 7/1/13 (Escrowed to Maturity) (h)	995	1,064
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	2,700	2,792
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	4,400	4,404
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	3,000	3,182
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	5,000	5,077
6% 1/1/43	1,500	1,487
		31,069
Massachusetts - 4.3%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	3,800	4,318
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A, 5.25% 7/1/30	580	582
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	7,887
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	5,000	5,163
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.:
Series 2007 A, 0.737% 5/1/37 (d)	$ 7,000	$ 5,197
Series 2007 C:
5% 8/1/37	31,200	32,617
5.25% 8/1/22	7,700	8,690
5.25% 8/1/23	3,600	4,043
5.25% 8/1/24	9,000	10,064
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (d)	2,200	2,268
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (d)	4,000	4,296
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (i)	3,200	3,217
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	970	999
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,890	1,861
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,455
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	10,056
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5% 7/1/10 (Escrowed to Maturity) (h)	1,540	1,556
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (g)	2,000	1,993
5.5% 1/1/14 (AMBAC Insured) (g)	2,540	2,484
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	29,965	32,294
5% 8/15/26	10,000	10,676
5% 8/15/30	30,000	31,139
Series 2007 A:
4.5% 8/15/35	14,550	14,419
5% 8/15/22 (AMBAC Insured)	2,900	3,172
5% 8/15/37	10,400	10,835
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1999 A, 5.25% 1/1/29 (AMBAC Insured)	14,400	14,414
Sr. Series 1997 A:
5% 1/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	9,854
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.: - continued
Sr. Series 1997 A:
5.125% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,950	$ 7,872
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,950	5,961
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	90	90
		252,472
Michigan - 1.9%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	8,000	8,307
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	4,200	5,010
Series 2006, 5% 7/1/36	20,700	18,790
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	11,262
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,380	2,550
Series 2004, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,793
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	5,000	5,066
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,509
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,777
Ferris State Univ. Rev. 5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165	3,298
Fowlerville Cmnty. School District 5.25% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,540
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (d)	3,000	3,277
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,647
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	3,000	2,955
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Mercy Health Svcs. Proj.):
Series 1996, 5.375% 8/15/26 (Escrowed to Maturity) (h)	$ 4,750	$ 4,827
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (h)	4,000	4,071
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity) (h)	305	325
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	4,000	4,393
Series A:
6% 12/1/27	1,970	2,010
6% 12/1/27 (Pre-Refunded to 12/1/10 @ 101) (h)	30	31
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	5,000	4,088
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	6,785
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series 2009 V, 8.25% 9/1/39	3,400	4,027
Series M, 5.25% 11/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,495
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,843
		112,676
Minnesota - 1.2%
Maple Grove Health Care Sys. Rev.:
Series 2007, 5.25% 5/1/28	3,500	3,500
5% 5/1/20	1,000	1,023
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) 6% 12/1/18	1,000	1,032
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A, 5% 1/1/35 (AMBAC Insured)	4,000	4,028
Series 2007 A, 5% 1/1/22	5,000	5,332
Series A, 5% 1/1/12 (g)	2,000	2,099
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,327
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	365	371
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series 2000 A, 5.875% 5/1/30 (FSA Insured)	8,500	8,618
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
Series 2006, 5.25% 5/15/36	$ 4,250	$ 4,014
5.25% 5/15/18	1,650	1,679
5.25% 5/15/23	2,000	1,981
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,861
5.25% 12/1/19	2,850	3,080
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/18	5,600	6,127
Series 2009, 5.75% 7/1/39	20,700	20,582
		69,654
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	1,895	1,902
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,616
		4,518
Missouri - 0.1%
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	2,270
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (g)	3,500	3,598
		5,868
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	3,900	3,938
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.):
Series 2007 B, 0.669% 12/1/17 (d)	7,900	6,707
0.479% 12/1/10 (d)	1,215	1,195
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.):
6% 8/15/23	2,130	2,302
6% 8/15/28	3,500	3,726
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.): - continued
6.125% 8/15/31	$ 2,250	$ 2,388
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	10,000	10,128
		26,446
Nevada - 0.5%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/17 (AMBAC Insured) (g)	4,310	4,430
5.375% 7/1/19 (AMBAC Insured) (g)	1,100	1,120
5.375% 7/1/21 (AMBAC Insured) (g)	1,600	1,617
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	4,300	4,649
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,285	6,692
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	4,432
0% 7/1/13 (FSA Insured)	4,590	4,289
0% 7/1/14 (FSA Insured)	3,000	2,686
		29,915
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	9,300	9,343
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	800	810
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	4,000	4,304
		14,457
New Jersey - 1.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,100	5,872
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	6,000	6,216
5.125% 3/1/30	5,000	5,132
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 O:
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,800	$ 2,995
5.25% 3/1/23	4,500	4,762
5.25% 3/1/25	9,900	10,491
5.25% 3/1/26	11,305	11,892
Series 2005 P, 5.125% 9/1/28	2,445	2,535
Series 2009 AA, 5.5% 12/15/29	4,000	4,415
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	3,000	3,137
New Jersey Trans. Trust Fund Auth. Series B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,630
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	3,235	3,233
5.25% 8/1/19 (FGIC Insured)	2,735	2,738
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	5,560	5,753
		74,801
New Mexico - 0.1%
Albuquerque Arpt. Rev. Series 1997, 6.75% 7/1/12 (AMBAC Insured) (g)	1,935	2,092
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21	5,340	6,239
		8,331
New York - 12.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	1,955	2,064
5.25% 11/15/17 (St Peters Hosp. Insured)	1,500	1,585
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/15	7,000	7,699
5.75% 5/1/18 (FSA Insured)	3,460	3,692
5.75% 5/1/21	1,575	1,672
5.75% 5/1/23	1,750	1,845
Series 2004:
5.75% 5/1/16	13,120	14,450
5.75% 5/1/18	14,720	15,873
5.75% 5/1/20 (FSA Insured)	8,000	8,589
5.75% 5/1/21 (FSA Insured)	3,845	4,121
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.): - continued
Series 2004:
5.75% 5/1/22 (FSA Insured)	$ 1,000	$ 1,069
5.75% 5/1/23 (FSA Insured)	3,000	3,209
5.75% 5/1/24 (FSA Insured)	3,000	3,207
5.75% 5/1/25 (FSA Insured)	3,400	3,625
5.75% 5/1/26	5,200	5,530
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	14,500	13,753
5% 2/15/47	13,100	12,425
Long Island Pwr. Auth. Elec. Sys. Rev. Series A:
5% 12/1/25 (FGIC Insured)	5,000	5,171
5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	2,600	2,679
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31	3,800	3,943
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,138
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	420	427
Series 2002 B, 5.75% 8/1/14	2,000	2,180
Series 2003 A, 5.5% 8/1/20	8,000	8,614
Series 2003 J:
5.5% 6/1/19	3,740	4,019
5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (h)	1,455	1,647
Series 2008 A1, 5.25% 8/15/27	9,940	10,705
Series 2008 D1, 5.125% 12/1/22	5,000	5,405
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	5,000	5,630
Series 2009 I-1, 5.625% 4/1/29	3,600	3,969
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,716
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,825	4,812
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	3,300	3,383
Series 2002 G, 5.125% 6/15/32	2,000	2,044
Series 2003 A, 5.125% 6/15/34	13,800	14,148
Series 2003 E, 5% 6/15/34	11,120	11,429
Series 2005 D:
5% 6/15/37	2,800	2,877
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2005 D:
5% 6/15/38	$ 15,600	$ 16,022
5% 6/15/39	3,540	3,634
Series 2006 C:
4.75% 6/15/33	4,500	4,543
4.75% 6/15/33	2,500	2,524
Series 2007 DD:
4.75% 6/15/35	7,400	7,467
4.75% 6/15/36	2,900	2,921
Series 2009 A, 5.75% 6/15/40	1,500	1,674
Series 2009 EE, 5.25% 6/15/40	10,300	10,979
Series B, 5.125% 6/15/31 (Pre-Refunded to 6/15/10 @ 101) (h)	2,205	2,248
Series FF 2, 5.5% 6/15/40	17,800	19,449
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,354
5.5% 7/15/38	1,600	1,725
5.625% 7/15/38	2,825	3,081
Series 2009 S3:
5.25% 1/15/34	24,000	25,185
5.375% 1/15/34	2,750	2,910
Series 2009 S4:
5.5% 1/15/39	5,000	5,408
5.75% 1/15/39	4,100	4,524
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	9,750	10,405
6% 11/1/28 (b)	7,775	8,357
Series 2003 B, 5.25% 2/1/29 (b)	13,000	13,442
Series 2003 D, 5% 2/1/31	3,500	3,586
Series 2004 B:
5% 8/1/32	14,700	15,092
5% 8/1/32 (Pre-Refunded to 8/1/13 @ 100) (h)	15	17
5.25% 8/1/19	1,880	2,074
Series 2004 C, 5% 2/1/33 (FGIC Insured)	5,000	5,118
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100) (h)	120	136
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	6,000	6,108
New York Dorm. Auth. Personal Income Tax Rev. Series 2009 A, 5% 2/15/34	5,500	5,756
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	$ 8,750	$ 9,321
(New York & Presbyterian Hosp. Proj.) 5% 8/15/36 (FSA Insured)	95	96
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/15	3,000	3,092
5% 7/1/16	1,000	1,022
Series 2007 A, 5% 7/1/14	1,895	1,965
Series 2007 B, 5.25% 7/1/24	2,300	2,248
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,400	13,694
5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	7,966
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity) (h)	690	880
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,204
New York Local Govt. Assistance Corp. Series 1993 C, 5.5% 4/1/17	22,015	25,458
New York Med. Care Facilities Fin. Agcy. Rev. (Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	720	723
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/34	11,800	12,246
New York Metropolitan Trans. Auth. Rev. Series 2008 A, 5.25% 11/15/36	26,700	27,320
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	10,500	11,423
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	2,976
5.25% 1/1/27	12,500	13,140
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,500	3,796
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	558
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (g)	19,765	13,724
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (h)	6,695	7,198
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	$ 5,645	$ 6,008
5.25% 6/1/22 (AMBAC Insured)	9,850	10,448
5.5% 6/1/14	3,050	3,054
5.5% 6/1/15	37,645	37,919
5.5% 6/1/17	8,100	8,475
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,132
5.5% 6/1/19	4,050	4,369
Series 2003B 1C:
5.5% 6/1/14	9,900	9,912
5.5% 6/1/15	11,700	11,785
5.5% 6/1/16	4,070	4,274
5.5% 6/1/17	11,500	12,033
5.5% 6/1/18	20,000	21,323
5.5% 6/1/19	10,800	11,633
5.5% 6/1/20	2,700	2,901
5.5% 6/1/20 (FGIC Insured)	5,050	5,425
5.5% 6/1/22	10,065	10,750
Triborough Bridge & Tunnel Auth. Revs.:
Series 2001 A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	470	479
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (h)	3,050	3,222
		720,275
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (g)	3,400	3,422
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	10,275	10,884
		14,306
North Carolina - 0.7%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800	1,918
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/23 (g)	1,200	1,230
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	1,900	1,990
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	$ 1,620	$ 1,731
5.25% 6/1/18 (AMBAC Insured)	1,620	1,718
5.25% 6/1/19 (AMBAC Insured)	1,540	1,627
5.25% 6/1/22 (AMBAC Insured)	1,620	1,707
5.25% 6/1/23 (AMBAC Insured)	1,620	1,697
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	1,195	1,209
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	3,600	3,896
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	10,000	10,321
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	2,945	3,123
5% 2/1/20	1,500	1,583
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.):
Series 2007, 5% 10/1/20	1,225	1,309
5% 10/1/21	5,690	6,025
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	2,300	2,369
		43,453
North Dakota - 0.7%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.):
Series 2008 D, 5% 2/15/40 (Assured Guaranty Corp. Insured)	5,000	4,834
Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	4,547
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.):
5% 12/1/12 (Assured Guaranty Corp. Insured)	1,475	1,550
5% 12/1/14 (Assured Guaranty Corp. Insured)	1,675	1,761
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	23,975	25,596
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - continued
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	$ 2,765	$ 2,663
5.25% 7/1/15	1,300	1,338
		42,289
Ohio - 1.6%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	15,000	11,571
Series A-2:
5.875% 6/1/47	13,000	9,434
6.5% 6/1/47	20,235	15,778
Cleveland Parking Facilities Rev. 5.25% 9/15/18 (FSA Insured)	2,000	2,135
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,533
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	4,971
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	4,905	4,972
6% 12/1/19 (Pre-Refunded to 6/1/10 @ 101) (h)	5,095	5,191
6% 12/1/26 (Pre-Refunded to 6/1/10 @ 101) (h)	10,000	10,188
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,542
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	11,300	11,744
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	8,500	9,386
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/30	1,005	1,020
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,750	3,758
		93,223
Oklahoma - 0.4%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,845	3,035
5.5% 10/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,005	3,202
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma City Pub. Property Auth. Hotel Tax Rev.: - continued
5.5% 10/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,175	$ 3,375
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	2,990	3,167
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	2,000	2,054
5.5% 8/15/20	5,000	5,410
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) 5% 2/15/14	815	862
Series 2004 A, 7%, tender 12/1/10 (d)(g)	3,000	3,107
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,803
		26,015
Oregon - 0.4%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/19 (FSA Insured)	3,395	3,655
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,318
5.25% 6/1/24 (FSA Insured)	2,605	3,022
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,483
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,003
Port Morrow Poll. Cont. Rev.:
(Pacific Northwest Proj.) Series A:
8% 7/15/10	605	615
8% 7/15/11	385	391
(Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,000	5,049
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,073
5.5% 6/15/21 (FSA Insured)	1,060	1,228
		21,837
Pennsylvania - 1.9%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,000	3,046
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	$ 1,365	$ 1,505
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	6,225	6,405
Annville-Cleona School District Series 2005:
5.5% 3/1/24 (FSA Insured)	1,350	1,462
5.5% 3/1/25 (FSA Insured)	1,400	1,512
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	3,000	3,071
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	4,400	4,400
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	4,800	5,755
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	4,113
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,177
Series A:
6.1% 6/1/12 (AMBAC Insured)	3,000	3,203
6.125% 6/1/14 (AMBAC Insured)	5,230	5,729
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity) (h)	1,805	2,074
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (g)	8,700	8,818
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (d)(g)	5,600	5,615
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,900	3,185
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/16	3,600	3,878
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	12,600	13,126
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	4,000	4,153
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	4,695	4,754
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	8,333
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	$ 1,000	$ 1,039
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,568
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,200	3,694
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,768
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	1,675	1,729
		108,112
Puerto Rico - 0.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	2,300	2,320
Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,240	3,303
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/21	3,000	3,094
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	5,000	5,281
Series 2006 C, 5.25% 1/1/15 (g)	5,000	5,203
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	4,600	4,766
5.75%, tender 7/1/17 (d)	8,500	8,935
Series N:
5.5% 7/1/21	5,000	5,125
5.5% 7/1/22	3,250	3,318
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41	20,300	2,874
Series 2009 A, 6% 8/1/42	7,600	8,102
Series A, 0% 8/1/54 (AMBAC Insured)	6,000	346
		52,667
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A:
5% 5/15/11	1,680	1,741
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.: - continued
(Lifespan Corp. Proj.) Series A:
5% 5/15/13 (FSA Insured)	$ 4,000	$ 4,271
(Univ. of Rhode Island Univ. Revs. Proj.):
Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	3,400	3,552
Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,891
5.25% 9/15/16 (AMBAC Insured)	1,815	1,955
5.25% 9/15/18 (AMBAC Insured)	1,005	1,064
		14,474
South Carolina - 1.1%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,240
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,538
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,167
5% 11/1/19	1,000	1,057
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,648
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (h)	995	1,144
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,270
5.375% 1/1/23 (FSA Insured)	1,025	1,084
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	1,535	1,484
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	1,000	1,056
5% 4/1/24	4,000	3,825
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (h)	3,000	3,202
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B:
5.25% 1/1/34	6,000	6,425
5.25% 1/1/39	2,800	2,963
Series 2004 A, 5% 1/1/39	7,600	7,742
Series 2005 B, 5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,729
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series A, 5% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 5,153
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,000	1,069
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,080	2,203
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	7,000	7,498
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,120	1,148
		61,645
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009, 5.5% 11/1/40	2,500	2,575
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	770	820
		3,395
Tennessee - 1.1%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006, 5% 12/15/13	8,000	8,517
5% 12/15/12	4,500	4,739
5% 12/15/14	3,870	4,126
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	6,655
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,000	5,267
(Fort Sanders Alliance Proj.):
Series 1993, 5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,310	3,540
Series C, 5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,174
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,422
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2010 B:
5.75% 7/1/23 (g)	5,820	6,071
5.75% 7/1/24 (g)	2,400	2,488
Series A, 6.25% 2/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,415	1,454
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,010	$ 3,257
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2010 D, 5% 11/15/29	12,000	12,229
		65,939
Texas - 11.8%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	6,800	7,018
Argyle Independent School District Series 2005, 5.25% 8/15/40 (FSA Insured)	1,745	1,812
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	5,000	5,233
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	1,760
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
5.75% 1/1/24	1,405	1,287
5.75% 1/1/34	1,500	1,238
Austin Util. Sys. Rev.:
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,200	6,851
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,522
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2004 A, 5% 11/15/27 (AMBAC Insured)	1,780	1,847
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	4,690	4,843
Bastrop Independent School District Series 2007:
5.25% 2/15/37	2,700	2,839
5.25% 2/15/42	5,000	5,246
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	1,450	1,473
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	220	230
Birdville Independent School District 0% 2/15/13	5,000	4,777
Boerne Independent School District Series 2004, 5.25% 2/1/35	5,100	5,238
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,807
5% 8/1/20 (AMBAC Insured)	1,780	1,885
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Clint Independent School District 5.5% 8/15/20	$ 210	$ 223
Comal Independent School District Series 2007, 5% 2/1/36	13,645	14,060
Coppell Independent School District 0% 8/15/20	2,000	1,338
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	3,305	3,685
5.25% 7/15/19 (FSA Insured)	4,000	4,430
Cypress-Fairbanks Independent School District Series A:
0% 2/15/13	6,425	6,139
0% 2/15/14	11,475	10,607
0% 2/15/16	9,700	8,185
Dallas Area Rapid Transit Sales Tax Rev.:
5% 12/1/36	21,325	22,130
5.25% 12/1/38	21,000	22,459
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/23	1,250	1,309
Series A, 5.25% 11/1/12 (g)	5,820	6,264
5% 11/1/13 (XL Cap. Assurance, Inc. Insured) (g)	2,665	2,864
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (g)	2,625	2,800
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (g)	4,325	4,415
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,800	2,106
Del Mar College District 5.25% 8/15/20 (FGIC Insured)	2,960	3,146
DeSoto Independent School District 0% 8/15/20	3,335	2,231
Duncanville Independent School District 5.65% 2/15/28	30	32
Freer Independent School District Series 2007, 5.25% 8/15/37	4,215	4,460
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,900	1,992
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,395
Grand Prairie Independent School District 0% 2/15/16	3,775	3,185
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570	1,696
5.25% 4/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,802
5.25% 4/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,441
5.25% 4/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915	2,023
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.): - continued
5.25% 4/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,050
5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,565	1,637
Harlandale Independent School District:
Series 2000, 5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (h)	45	46
Series 2005, 5.7% 8/15/30 (Pre-Refunded to 8/15/10 @ 100) (h)	100	102
6% 8/15/16 (Pre-Refunded to 8/15/10 @ 100) (h)	35	36
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2010, 5% 10/1/29	2,300	2,349
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	9,936
(Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,550	5,219
Series 2008 B, 5.25% 8/15/47	19,500	20,233
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	1,570
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,193
Series 2004 A, 5.25% 10/1/24	2,300	2,552
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	3,200	3,607
Houston Arpt. Sys. Rev. Series A:
5.625% 7/1/20 (FSA Insured) (g)	2,000	2,038
5.625% 7/1/21 (FSA Insured) (g)	3,350	3,410
Houston Independent School District:
Series 2005 A, 0% 2/15/16	5,500	4,604
0% 8/15/13	9,835	9,292
Humble Independent School District:
Series 2000:
0% 2/15/16	3,000	2,531
0% 2/15/17	3,480	2,784
Series 2005 B, 5.25% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995	2,161
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Humble Independent School District: - continued
Series 2009, 5% 2/15/34	$ 4,300	$ 4,459
Judson Independent School District Series 2005 B, 5% 2/1/22 (FSA Insured)	2,250	2,353
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,569
Kermit Independent School District 5.25% 2/15/37	4,130	4,368
Killeen Independent School District 5.25% 2/15/17	2,105	2,209
Kingsville Independent School District 5.25% 2/15/37	3,650	3,861
Lewisville Independent School District 5% 8/15/16	305	317
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	8,615	9,077
Little Elm Independent School District 5.5% 8/15/21	60	62
Longview Independent School District:
5% 2/15/34	3,000	3,111
5% 2/15/37	4,000	4,120
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	6,640	6,925
Series 2010:
5.25% 5/15/18 (AMBAC Insured)	1,795	1,917
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100) (h)	80	90
5% 5/15/31	1,565	1,569
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100) (h)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	5,495	5,498
Series C:
5.25% 5/15/18 (AMBAC Insured)	1,000	1,080
5.25% 5/15/19 (AMBAC Insured)	1,000	1,061
5.25% 5/15/20	2,000	2,116
Mansfield Independent School District 5.5% 2/15/18	40	42
Midway Independent School District Series 2000, 0% 8/15/19	3,600	2,543
Montgomery County Gen. Oblig. Series A, 5.625% 3/1/20 (FSA Insured)	495	520
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,326
5.5% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,768
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	$ 2,680	$ 2,844
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,609
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	4,000	4,119
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	7,175	7,176
North Texas Tollway Auth. Rev.:
Series 2008 A:
6% 1/1/23	4,800	5,236
6% 1/1/24	2,000	2,172
Series 2008 E3, 5.75%, tender 1/1/16 (d)	4,000	4,431
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	7,200	5,411
Series 2009 A, 6.25% 1/1/39	10,200	11,040
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,069
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	3,110	3,265
5.375% 8/15/37	15,255	16,210
5.75% 8/15/29	1,250	1,311
Robstown Independent School District 5.25% 2/15/29	3,165	3,314
Rockdale Independent School District Series 2007, 5.25% 2/15/37	5,100	5,343
Rockwall Independent School District:
5.375% 2/15/19	25	26
5.375% 2/15/20	25	26
5.375% 2/15/21	30	31
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (d)(g)	16,000	15,473
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (g)	2,510	2,685
5% 7/1/17 (FSA Insured) (g)	2,765	2,877
5% 7/1/17 (FSA Insured) (g)	2,385	2,467
5.25% 7/1/19 (FSA Insured) (g)	2,635	2,711
5.25% 7/1/20 (FSA Insured) (g)	3,215	3,300
5.25% 7/1/20 (FSA Insured) (g)	2,775	2,840
San Antonio Elec. & Gas Sys. Rev. Series 2008:
5% 2/1/22	2,570	2,835
5% 2/1/24	2,590	2,831
San Antonio Gen. Oblig. Series 2006, 5.5% 2/1/15	365	393
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Wtr. Sys. Rev.:
Series 2002 A, 5% 5/15/32 (FSA Insured)	$ 1,550	$ 1,596
6.5% 5/15/10 (Escrowed to Maturity) (h)	155	156
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	5,420	5,584
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,095
5.25% 2/15/22 (AMBAC Insured)	1,090	1,150
5.25% 2/15/30 (AMBAC Insured)	1,800	1,853
Socorro Independent School District Series 2001, 5.375% 8/15/18	60	62
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/18	1,250	1,286
Series 2008, 5.25% 2/1/38	2,000	2,114
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	6,900	7,367
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26	1,785	1,809
5.25% 9/1/27	2,375	2,403
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2010 A, 5% 12/1/33	7,400	7,380
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (g)	6,655	6,947
(Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	8,380	8,473
Series 2008, 4.75% 4/1/37	24,595	24,757
5.75% 8/1/26	3,320	3,435
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,715	14,968
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	7,300	7,590
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990:
0% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,400	4,260
0% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,910	6,247
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	37,550	37,654
5.75% 8/15/38 (AMBAC Insured)	27,550	27,783
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	$ 4,200	$ 4,634
5% 4/1/23	2,320	2,528
Texas Wtr. Dev. Board Rev.:
Series 1999 B, 5.625% 7/15/21	5,900	5,912
Series B, 5.375% 7/15/16	5,000	5,009
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,930	5,269
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
5.75% 7/1/27 (Pre-Refunded to 7/1/13 @ 100) (h)	1,000	1,124
6% 7/1/31 (Pre-Refunded to 7/1/12 @ 100) (h)	6,225	6,841
Waller Independent School District 5.5% 2/15/37	4,920	5,286
Waxahachie Independent School District (School Bldg. Proj.) Series 2007, 5% 8/15/37	12,480	12,956
Weatherford Independent School District 0% 2/15/33	6,985	2,300
White Settlement Independent School District:
Series 2004, 5.75% 8/15/34	3,000	3,138
5.75% 8/15/30	2,890	3,040
Williamson County Gen. Oblig.:
5.5% 2/15/18 (FSA Insured)	60	62
5.5% 2/15/20 (FSA Insured)	65	67
Wylie Independent School District Series 2001, 0% 8/15/20	1,790	1,197
		685,017
Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity) (h)	9,205	9,224
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (h)	2,290	2,637
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	3,590	3,861
5.25% 4/1/17 (FSA Insured)	4,335	4,635
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	9,070	9,627
		29,984
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	$ 3,100	$ 3,138
6.125% 12/1/27 (AMBAC Insured)	8,600	8,645
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	4,075	4,180
		15,963
Virginia - 0.2%
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker Memorial Hosp. Proj.) 8.7% 8/1/23	1,370	1,395
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,309
6% 2/15/13 (AMBAC Insured)	1,460	1,607
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	1,800	1,818
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (d)	3,700	3,941
		11,070
Washington - 5.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	3,500	3,669
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	5,330
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(g)	2,430	2,585
Chelan County School District #246, Wenatchee Series 2002, 5.5% 12/1/19 (Pre-Refunded to 6/1/12 @ 100) (h)	3,535	3,878
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,404
Energy Northwest Elec. Rev. (#3 Proj.) Series 2002 B, 6% 7/1/16 (AMBAC Insured)	20,000	21,920
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,590	1,658
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B: - continued
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	$ 1,760	$ 1,809
5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,055	2,088
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,769
5.25% 12/1/36 (FSA Insured)	9,180	9,474
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,750	4,925
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,376
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	22,390	22,728
Series 2008, 5.75% 1/1/43	22,700	24,612
Series 2009, 5.25% 1/1/42	2,600	2,741
Mead School District #354, Spokane County 5.375% 12/1/19 (FSA Insured)	2,575	2,818
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,382
Port of Seattle Rev. Series D:
5.75% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,500	1,625
5.75% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,055	3,269
5.75% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,250	2,358
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,875	2,017
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,164
5.75% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,157
Thurston & Pierce Counties Cmnty. Schools 5.25% 12/1/17 (FSA Insured)	2,000	2,158
Washington Gen. Oblig.:
Series 2001 C, 5.25% 1/1/26 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (h)	15,800	16,370
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig.: - continued
Series 2008 D, 5% 1/1/24	$ 2,975	$ 3,227
Series B, 5% 7/1/28	395	421
Series R 97A:
0% 7/1/17	7,045	5,532
0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,100	6,398
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,496
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	10,000	10,405
(MultiCare Health Sys. Proj.):
Series 2007 B, 5.5% 8/15/38 (FSA Insured)	5,885	6,023
Series 2010 A:
5.25% 8/15/19	3,850	4,111
5.25% 8/15/20	2,000	2,110
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,455	5,764
Series 2006 D, 5.25% 10/1/33	2,000	2,053
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	7,550	7,756
5.7% 7/1/38 (c)	11,300	11,189
7% 7/1/39	3,000	3,217
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	56,550	61,904
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series A, 0% 7/1/12	4,000	3,833
		295,723
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	700	718
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,643
		3,361
Wisconsin - 0.4%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (h)	3,795	4,084
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Douglas County Gen. Oblig. 5.5% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,035	$ 1,081
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Children's Hosp. of Wisconsin Proj.) 5.25% 8/15/22	2,000	2,152
(Children's Hosp. Proj.) Series 2008 B, 5.375% 8/15/37	8,045	8,271
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	3,041
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14	2,450	2,441
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A:
5.5% 8/15/15	1,480	1,517
5.5% 8/15/16	1,395	1,419
		24,006
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	5,500	5,799
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (h)	4,365	4,577
		10,376
TOTAL MUNICIPAL BONDS (Cost $5,675,250)		5,741,196
Municipal Notes - 0.1%

Florida - 0.1%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $6,500)	6,500	6,643
Money Market Funds - 0.0%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.32% (e)(f) (Cost $100)	100,000	$ 100
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $5,681,850)		5,747,939
NET OTHER ASSETS - 1.2%		68,360
NET ASSETS - 100%		$ 5,816,299
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security collateralized by an amount sufficient to pay interest and principal.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,217,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 3,017
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 5,747,839	$ -	$ 5,747,839	$ -
Money Market Funds	100	100	-	-
Total Investments in Securities:	$ 5,747,939	$ 100	$ 5,747,839	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $5,680,179,000. Net unrealized appreciation aggregated $67,760,000, of which $158,236,000 related to appreciated investment securities and $90,476,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Fidelity® Ohio
Municipal Income Fund

March 31, 2010

1.814656.105

OFR-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.9%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,536,272
Ohio - 93.7%
Adams County Valley Local School District (Adams & Highland County Proj.) Series 1995, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,000,740
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,579,695
5% 1/1/15	1,275,000	1,336,723
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,343,363
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,631,881
Akron Wtrwks. Rev. Series 2002, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,637,482
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	1,400,000	1,443,582
American Muni. Pwr.-Ohio, Inc. Rev. (Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,146,272
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,163,620
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,075,360
5% 12/1/37	1,095,000	1,131,442
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,331,788
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,076,580
Buckeye Tobacco Settlement Fing. Auth. Series A-2, 6.5% 6/1/47	9,800,000	7,641,550
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,665,000	1,865,033
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,352,294
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,695,516
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,122,854
Canal Winchester Local School District Series B, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030,000	1,093,736
Chagrin Falls Exempted Village School District Series 2005, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915,000	2,062,761
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	$ 1,500,000	$ 1,629,360
5.25% 12/1/18 (FGIC Insured)	3,000,000	3,396,060
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,046,780
Cincinnati Gen. Oblig. Series 2009 A:
4.5% 12/1/29	500,000	503,710
5% 12/1/20	1,240,000	1,379,401
Cincinnati Wtr. Sys. Rev. Series B, 5% 12/1/32	6,500,000	6,836,960
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,639,650
Cleveland Gen. Oblig. Series C:
5.25% 11/15/20 (FGIC Insured)	1,100,000	1,234,057
5.25% 11/15/21 (FGIC Insured)	1,145,000	1,285,881
5.25% 11/15/22 (FGIC Insured)	1,210,000	1,359,859
5.25% 11/15/23 (FGIC Insured)	1,885,000	2,119,777
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,396,431
5.25% 12/1/19 (FSA Insured)	1,045,000	1,117,147
5.25% 12/1/23 (FSA Insured)	1,000,000	1,056,350
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	4,801,485
Cleveland Pub. Pwr. Sys. Rev. Series A, 0% 11/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395,000	2,319,917
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,490,000	2,580,113
Series 2004, 5% 6/1/34 (FGIC Insured)	5,000,000	5,038,800
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680,000	1,769,443
Series H, 5.75% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	45,010
Series 2007 O, 5% 1/1/37	3,200,000	3,271,328
Columbus City School District:
(School Facilities Construction and Impt. Proj.):
Series 2009 B:
5% 12/1/28	3,105,000	3,320,642
5% 12/1/29	1,000,000	1,066,170
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Columbus City School District: - continued
(School Facilities Construction and Impt. Proj.):
5% 12/1/18 (FSA Insured)	$ 5,000,000	$ 5,513,200
Series 2009 B, 5% 12/1/26	1,805,000	1,948,263
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,214,590
5% 8/1/27	1,200,000	1,264,668
Cuyahoga County Gen. Oblig. Series A:
0% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400,000	2,348,328
0% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,343,447
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 5.5% 1/1/13	1,070,000	1,170,099
Dayton School District (School Facility Construction & Impt. Proj.) Series 2003 A, 5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,975,000	5,025,198
Dublin City School District 5% 12/1/21	1,200,000	1,332,384
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,382,392
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,143,860
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,401,904
Fairview Park City School District 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350,000	4,408,856
Fairview Park Gen. Oblig. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,955,000	6,092,858
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,236,080
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,109,200
Series A:
5% 11/1/15	260,000	287,747
5% 11/1/16	265,000	293,220
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,175,000	2,310,089
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,008,970
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	3,086,160
Hamilton City School District 5% 12/1/34	2,000,000	2,070,360
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,985,000	$ 2,088,875
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,139,339
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,273,768
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,190,907
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,155,033
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,942,403
5.25% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,585,000	2,691,269
5.25% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720,000	2,816,234
Hamilton County Sales Tax Rev. Series B, 5.25% 12/1/32 (AMBAC Insured)	960,000	963,475
Hamilton County Swr. Sys. Rev.:
(Metropolitan Swr. District Proj.) Series 2005 B, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,157,280
Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,266,870
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,050,810
Hilliard Gen. Oblig. 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,075,220
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,546,260
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,357,435
Kent City School District Series 2004, 5% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,467,312
Kent State Univ. Revs. Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,316,685
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,036,870
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,151,070
Kings Local School District 5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365,000	1,448,975
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	$ 2,055,000	$ 2,113,979
5% 8/15/15	1,160,000	1,186,170
5% 8/15/16	1,260,000	1,275,662
5% 8/15/17	1,000,000	1,010,980
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,267,620
0% 12/1/16 (FSA Insured)	1,200,000	962,040
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/11	2,075,000	2,125,319
5.5% 2/15/12	300,000	314,223
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745,000	3,819,675
Lorain County Gen. Oblig. (Justice Ctr. Proj.) Series 2002, 5.5% 12/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,985,000	3,131,743
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,210,852
5% 11/15/38	1,115,000	1,122,694
5.375% 11/15/23 (AMBAC Insured)	5,250,000	5,292,683
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,022,300
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,213,380
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity) (c)	9,000,000	4,816,260
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,155,240
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	115,000	113,425
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	85,000	83,874
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	75,000	72,908
Miamisburg City School District:
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,511,092
5% 12/1/33	1,340,000	1,402,176
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,196,950
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,277,174
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Montgomery County Rev.:
(Catholic Health Initiatives Proj.):
Series 2008 C2, 4.1%, tender 11/10/11 (a)	$ 1,950,000	$ 2,047,286
Series 2008 D, 6.25% 10/1/33	2,500,000	2,737,450
Series A:
6% 12/1/19	1,470,000	1,489,977
6% 12/1/19 (Pre-Refunded to 6/1/10 @ 101) (c)	1,530,000	1,558,688
6% 12/1/26 (Pre-Refunded to 6/1/10 @ 101) (c)	3,000,000	3,056,250
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	4,838,350
Series D, 5.25%, tender 11/12/13 (a)	2,000,000	2,224,660
(Miami Valley Hosp. Proj.) Series 2009 A, 6% 11/15/28	2,000,000	2,095,520
Series A, 6.25% 11/15/39	2,250,000	2,349,293
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,276,340
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,288,767
Oak Hills Local School District Facilities Construction and Impt. Series B, 6.9% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	571,640
Ohio Air Quality Dev. Auth. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (a)(b)	2,000,000	2,218,060
Ohio Bldg. Auth.:
(Adult Correctional Bldg. Fund Proj.) Series 2009 B, 5% 10/1/24	1,790,000	1,944,871
(Juvenile Correctional Bldg. Fund Proj.) 5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,485,000	2,631,764
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,217,824
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	542,700
(Higher Ed. Cap. Facilities Proj.):
Series 2002 B, 5.25% 11/1/20	7,020,000	7,579,354
Series 2005 B, 5% 5/1/16	1,000,000	1,139,350
(Infrastructure Impt. Proj.):
Series A, 5% 3/1/26	1,850,000	1,959,317
Series D, 5% 3/1/24	3,415,000	3,604,054
Series 2006 D, 5% 9/15/20	5,000,000	5,446,650
Series 2008 A:
5.375% 9/1/23	1,035,000	1,151,313
5.375% 9/1/28	7,050,000	7,726,014
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig.: - continued
Series A, 5.5% 9/15/16 (Pre-Refunded to 3/15/12 @ 100) (c)	$ 6,060,000	$ 6,597,764
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,783,016
Series 1994:
6.125% 10/1/15	2,000,000	2,343,780
6.25% 10/1/16	2,500,000	2,957,875
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,668,191
5.5% 1/1/43	2,000,000	2,055,580
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,084,870
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	2,767,078
(Univ. Hosp. Health Sys. Proj.):
Series 2007 A, 5.25% 1/15/46	4,000,000	3,898,880
Series 2010 A, 5.25% 1/15/23	2,500,000	2,576,925
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	2,170,000	2,306,623
Series 2009, 5.5% 12/1/36	5,000,000	5,198,450
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,274,820
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,309,308
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,766,655
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (b)	3,000,000	3,018,060
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,155,250
Series 2003 B, 5.25% 6/1/16 (Pre-Refunded to 6/1/13 @ 100) (c)	4,085,000	4,589,865
Series 2008 A, 5% 12/1/26	2,225,000	2,396,392
Series B, 5.25% 6/1/16	915,000	1,013,088
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,442,530
Series 2001 A, 5.5% 2/15/26	1,600,000	1,623,360
Ohio Univ. Gen. Receipts Athens:
Series 2004, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,980,000	2,063,437
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,231,805
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Univ. Gen. Receipts Athens: - continued
Series B, 5% 12/1/31 (FSA Insured)	$ 3,540,000	$ 3,686,025
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (a)	1,000,000	1,104,180
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2005:
5.25% 6/1/18	2,610,000	3,031,828
5.25% 12/1/18	2,610,000	3,043,704
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,825,309
5.5% 6/1/17	3,710,000	4,349,827
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,500,000	1,707,015
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity) (c)	1,685,000	1,883,712
5% 12/1/17	3,765,000	4,107,540
5.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,399,425
5.25% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260,000	1,424,871
5.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,351,371
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,322,841
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
(Wtr. Quality Proj.):
Series 2010 A:
5% 12/1/29	2,000,000	2,157,080
5% 6/1/30	1,000,000	1,073,570
Series 2010, 5% 12/1/22	3,000,000	3,355,350
Series 2005 B, 0% 12/1/14	1,500,000	1,327,680
5% 6/1/18	2,000,000	2,171,300
5.25% 12/1/19	1,975,000	2,301,724
Olentangy Local School District:
5% 12/1/30 (FSA Insured)	4,025,000	4,197,793
5% 12/1/36	2,700,000	2,796,714
Orrville City School District 5.25% 12/1/35 (AMBAC Insured)	1,000,000	1,036,250
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755,000	1,869,005
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Penta Career Ctr. Ctfs. of Prtn.: - continued
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,940,000	$ 2,040,938
Plain Local School District 6% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	990,000	1,019,037
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	988,450
0% 12/1/17	1,250,000	937,125
5% 12/1/32	1,500,000	1,573,590
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	508,830
6.375% 11/15/30	330,000	334,874
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,115,600
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,255,050
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,592,850
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,006,900
Sharonville Gen. Oblig. 5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,523,237
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,104,454
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	487,489
5% 12/1/35 (FSA Insured)	2,500,000	2,511,475
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	1,823,153
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,784,545
5.25% 12/1/21	1,740,000	1,882,576
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,335,718
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,152,320
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,055,480
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,159,428
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Toledo Wtrwks. Rev.: - continued
5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,500,000	$ 3,580,500
Univ. of Akron Gen. Receipts:
Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,157,440
Series B, 5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,424,473
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045,000	1,076,549
5.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315,000	1,351,991
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,021,170
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,528,608
5% 6/1/19 (AMBAC Insured)	1,520,000	1,595,346
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,066,780
5% 6/1/23 (FSA Insured)	2,000,000	2,125,000
5% 6/1/24 (FSA Insured)	2,000,000	2,115,040
Vandalia-Butler City School District Series 2010, 5% 12/1/38	2,170,000	2,252,135
Warren County Gen. Oblig.:
6.1% 12/1/12	245,000	264,909
6.65% 12/1/11	115,000	122,230
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,024,172
Wright State Univ. Gen. Receipts:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,375,000	1,461,680
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,521,230
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,588,735
		505,587,300
Puerto Rico - 1.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,118,290
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	2,019,240
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	$ 1,300,000	$ 1,429,961
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	1,000,000	1,041,870
Series M2, 5.75%, tender 7/1/17 (a)	1,000,000	1,051,180
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41	9,300,000	1,316,787
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	120,923
0% 8/1/47 (AMBAC Insured)	1,000,000	94,930
Series 2009 A, 6% 8/1/42	1,000,000	1,066,020
		9,259,201
Virgin Islands - 1.2%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,029,120
Series 2009 A, 6.75% 10/1/37	1,000,000	1,086,030
Series 2009 B, 5% 10/1/25	1,000,000	1,004,490
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	1,600,000	1,429,040
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/22	2,000,000	2,024,060
		6,572,740
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $510,834,969)	522,955,513
NET OTHER ASSETS - 3.1%	16,791,975
NET ASSETS - 100%	$ 539,747,488
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $510,822,415. Net unrealized appreciation aggregated $12,133,098, of which $15,719,485 related to appreciated investment securities and $3,586,387 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Pennsylvania
Municipal Income Fund

March 31, 2010

1.814657.105

PFL-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount	Value
New Jersey/Pennsylvania - 1.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/19 (Pre-Refunded to 7/1/13 @ 100) (d)	$ 1,000,000	$ 1,126,790
Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425,000	1,469,375
Delaware River Port Auth. Pennsylvania & New Jersey Rev. (Port District Proj.) Series 2001 A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,115,980
		5,712,145
Pennsylvania - 97.2%
Allegheny County:
Series C-62, 5% 11/1/29	4,420,000	4,534,832
Series C55, 5.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,535,000	3,780,859
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,545,000	2,584,091
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,000,000	2,045,700
5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,121,320
5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,203,940
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Carnegie Mellon Univ. Proj.) Series 2002:
5.125% 3/1/32	1,700,000	1,714,773
5.25% 3/1/32	2,000,000	2,023,700
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,525,000	2,826,839
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5% 8/15/21	2,000,000	2,114,720
Allegheny County Sanitation Auth. Swr. Rev.:
Series 1991, 0% 12/1/12 (Escrowed to Maturity) (d)	2,260,000	2,144,921
Series 2000, 5.5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	305,000	310,020
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,725,000	3,764,932
Annville-Cleona School District Series 2005:
6% 3/1/28 (FSA Insured)	1,500,000	1,650,510
6% 3/1/31 (FSA Insured)	1,975,000	2,164,837
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Berks County Muni. Auth. Rev. (Reading Hosp. & Med. Ctr. Proj.) Series 2009 A3, 5.25% 11/1/18	$ 3,000,000	$ 3,242,580
Bethel Park School District Series 2009, 5% 8/1/29	9,000,000	9,283,590
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	265,865
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,870,000	1,878,920
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	1,785,000	1,994,862
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,000,000	1,124,820
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,208,271
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,580,300
Centennial School District Series A, 5.25% 12/15/37 (FSA Insured)	5,000,000	5,208,500
Central Dauphin School District Gen. Oblig. 7.5% 2/1/30 (Pre-Refunded to 2/1/16 @ 100) (d)	5,000,000	6,408,350
Chambersburg Area School District:
5.25% 3/1/26 (FGIC Insured)	2,000,000	2,074,060
5.25% 3/1/27 (FGIC Insured)	2,000,000	2,067,280
5.25% 3/1/29 (FGIC Insured)	3,600,000	3,705,444
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,450,029
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,130,530
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,094,850
6% 11/15/30	3,620,000	3,694,500
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series A, 5% 12/15/10	905,000	910,014
Delaware County Auth. Univ. Rev. 5.25% 12/1/31	2,450,000	2,598,348
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,500,000	2,502,900
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165,000	2,285,244
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
East Stroudsburg Area School District:
Series 2007 A:
7.5% 9/1/22	$ 1,000,000	$ 1,223,010
7.75% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200,000	9,971,118
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100) (d)	2,750,000	3,629,780
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,233,574
7.75% 4/1/25 (FSA Insured)	875,000	1,049,169
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	1,750,000	1,758,085
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) Series 2002 A, 5.5% 4/1/14 (Pre-Refunded to 4/1/12 @ 100) (d)	1,655,000	1,805,208
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,115,000	1,151,884
Hollidaysburg Area School District Series C, 5% 3/15/23 (FSA Insured)	1,015,000	1,086,121
Kennett Consolidated School District Series A:
5.25% 2/15/15 (FGIC Insured)	705,000	763,212
5.25% 2/15/15 (Pre-Refunded to 2/15/13 @ 100) (d)	605,000	672,911
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,105,385
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,541,000
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,555,405
Mifflin County School District:
Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,360,643
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,421,327
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,102,920
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,090,420
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	921,240
Mount Lebanon School District Series 2009 A:
5% 2/15/15	500,000	561,460
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Mount Lebanon School District Series 2009 A: - continued
5% 2/15/34	$ 2,250,000	$ 2,363,198
Muhlenberg School District Series AA, 5.375% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,055,000	1,117,424
Oxford Area School District 5.375% 2/1/27 (FGIC Insured)	1,790,000	1,908,552
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (c)	3,300,000	3,348,279
6.375% 11/1/41 (c)	1,300,000	1,317,589
(Exelon Generation Proj.) Series 2009 A, 5%, tender 6/1/12 (b)	3,100,000	3,278,095
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (b)(c)	3,500,000	3,509,205
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,081,560
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 7%, tender 11/1/10 (b)(c)	1,500,000	1,546,665
Pennsylvania Gen. Oblig.:
First Series 2008, 5% 5/15/27	805,000	872,419
First Series, 5.25% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (d)	125,000	134,836
Second Series 2009:
5% 4/15/24	9,000,000	9,978,115
5% 4/15/25	500,000	551,500
5% 4/15/28	5,000,000	5,418,950
Series 2007 A, 5% 11/1/18	4,805,000	5,447,861
Series 2009, 5% 3/15/27	6,000,000	6,541,380
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Lafayette College Proj.) 6% 5/1/30	2,200,000	2,202,618
(Slippery Rock Univ. Proj.) 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,213,375
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/22	2,655,000	2,894,508
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,192,360
(UPMC Health Sys. Proj.) Series 2001 A:
6% 1/15/22 (Pre-Refunded to 1/15/11 @ 101) (d)	400,000	421,332
6% 1/15/31 (Pre-Refunded to 1/15/11 @ 101) (d)	1,000,000	1,053,330
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
Series 2000 S, 5.5% 6/15/15 (Pre-Refunded to 6/15/10 @ 100) (d)	$ 500,000	$ 505,015
Series 2010 E, 5% 5/15/31	2,500,000	2,502,825
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,035,000	1,108,112
5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 101) (d)	45,000	49,928
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/17	6,000,000	6,721,380
Pennsylvania State Univ.:
Series 2009 A, 5% 3/1/24	1,000,000	1,097,810
Series A, 5% 8/15/29	3,945,000	4,192,154
5% 9/1/29	1,550,000	1,623,811
5% 9/1/35	4,485,000	4,619,505
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,117,240
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S:
5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,121,420
5.625% 6/1/14	3,595,000	3,786,721
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	2,900,000	2,992,684
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,162,317
5% 12/1/25 (AMBAC Insured)	7,345,000	7,713,131
5% 12/1/26 (AMBAC Insured)	3,500,000	3,659,915
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,195,040
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,235,060
Philadelphia Arpt. Rev. 5.375% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,770,000	3,799,632
Philadelphia Auth. Indl. Dev. Lease Rev. Series A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,576,755
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,584,585
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,046,650
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,045,040
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,803,167
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev.: - continued
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	$ 2,800,000	$ 2,835,140
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,875,408
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,512,377
Fourth Series, 5.25% 8/1/17 (Pre-Refunded to 8/1/13 @ 100) (d)	2,290,000	2,583,693
Seventh Series, 5% 10/1/37 (AMBAC Insured)	3,000,000	2,808,780
Philadelphia Gen. Oblig.:
Series 2001, 5.25% 9/15/12 (FSA Insured)	2,455,000	2,530,442
Series 2008 A:
5.25% 12/15/22 (FSA Insured)	4,540,000	4,859,934
5.25% 12/15/32 (FSA Insured)	6,000,000	6,163,860
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,550,000	4,098,227
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Health Sys. Proj.) Series B, 5% 7/1/11	1,685,000	1,709,096
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	988,800
Series 2003 B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,101,360
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.):
Series 2002 A, 5.5% 4/15/13 (FGIC Insured)	2,810,000	2,948,140
Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	922,640
Philadelphia School District:
Series 2004 D:
5.125% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (d)	1,800,000	2,055,474
5.25% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (d)	2,785,000	3,194,200
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	2,994,047
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,251,696
Series 2010 C, 5% 9/1/21 (a)	4,000,000	4,253,440
Philadelphia Wtr. & Wastewtr. Rev. Series A:
5% 11/1/31 (FGIC Insured)	400,000	402,092
5% 11/1/31 (Pre-Refunded to 11/1/12 @ 100) (d)	720,000	790,366
5% 7/1/35	4,130,000	4,213,509
5.375% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,115,290
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pittsburgh Gen. Oblig.:
Series 2006 B, 5.25% 9/1/15 (FSA Insured)	$ 2,000,000	$ 2,190,440
Series A:
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,020,000	5,249,314
5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,668,164
Series B, 5.25% 9/1/16 (FSA Insured)	3,000,000	3,253,920
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity) (d)	4,455,000	4,976,547
6.5% 9/1/13 (FGIC Insured)	5,545,000	5,988,101
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,375,000	3,394,845
Souderton Area School District Series 2009:
5% 11/1/23	3,760,000	4,106,334
5% 11/1/24	2,065,000	2,245,295
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,760,575
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	833,734
5.375% 4/1/17 (FSA Insured)	830,000	871,666
5.375% 4/1/18 (FSA Insured)	875,000	915,635
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) 5% 10/1/20 (FSA Insured)	1,000,000	1,089,170
(Montgomery County Cmnty. College Proj.):
5% 5/1/27 (FSA Insured)	1,775,000	1,900,138
5% 5/1/28 (FSA Insured)	1,000,000	1,069,070
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/32	3,000,000	3,162,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
(Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,152,540
Series 2009 A, 5% 9/15/16	1,150,000	1,315,646
Series 2007 B, 5.25% 9/15/28	2,500,000	2,758,150
Series 2009 B, 5.5% 9/15/24	5,250,000	5,985,210
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	1,964,964
West Mifflin Area School District Series 2009, 5.125% 4/1/31 (FSA Insured)	1,000,000	1,058,860
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Westmoreland County Gen. Oblig. 0% 8/1/15 (Escrowed to Maturity) (d)	$ 4,290,000	$ 3,739,207
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,098,300
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,461,550
0% 8/15/22	6,550,000	3,394,538
Wilson School District 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	5,981,482
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,235,000	3,043,779
		431,189,356
Puerto Rico - 0.7%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,053,840
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	545,075
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	1,500,000	1,532,265
		3,131,180
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $430,188,190)	440,032,681
NET OTHER ASSETS - 0.8%	3,513,392
NET ASSETS - 100%	$ 443,546,073
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $430,159,585. Net unrealized appreciation aggregated $9,873,096, of which $11,513,477 related to appreciated investment securities and $1,640,381 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Short-Intermediate
Municipal Income Fund

March 31, 2010

1.814658.105

STM-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 86.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.8%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series 2002 B, 5% 1/1/37 (Pre-Refunded to 1/1/13 @ 100) (g)	$ 10,000	$ 11,037
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/11	1,540	1,581
Series 2009 A, 6.125%, tender 5/15/12 (c)	4,000	4,204
Jefferson County Swr. Rev.:
Series 2001 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,086
Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,230
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,271
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A:
5% 12/1/10	855	868
5% 12/1/12	750	781
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,268
		31,326
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.85% 7/1/13 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	3,285	3,325
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,585
North Slope Borough Gen. Oblig. Series 2000 B, 0% 6/30/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,775	3,771
		9,681
Arizona - 2.4%
Arizona Ctfs. of Prtn.:
Series 2002 B, 5.5% 9/1/10 (FSA Insured)	9,025	9,210
Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,539
5% 10/1/16 (FSA Insured)	13,000	14,273
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,137
Series 2008 D:
5% 1/1/13	3,250	3,473
5% 1/1/14	2,000	2,157
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.5% 9/1/13	$ 18,780	$ 20,833
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,152
5% 10/1/20	5,180	5,919
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	6,000	6,494
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	4,800	5,278
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,602
Series 2009 B, 5% 7/1/16	5,090	5,739
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,394
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,340	1,381
5% 7/1/15 (FGIC Insured)	1,645	1,805
		93,386
California - 7.9%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A, 5.25% 5/1/12	6,000	6,531
California Econ. Recovery:
Series 2004 A:
5.25% 7/1/12	6,010	6,516
5.25% 7/1/13	2,400	2,659
Series 2008 A, 5% 1/1/11	3,000	3,094
Series 2008 B, 5%, tender 3/1/11 (c)(g)	6,400	6,667
Series 2009 A:
5% 7/1/15	3,660	4,022
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (g)	2,540	2,902
5.25% 1/1/11	870	899
5.25% 1/1/11 (Escrowed to Maturity) (g)	6,830	7,077
5.25% 7/1/13 (Escrowed to Maturity) (g)	1,185	1,338
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,390
5.25% 7/1/14	1,780	1,998
5.25% 7/1/14 (Escrowed to Maturity) (g)	520	600
Series B, 5%, tender 7/1/14 (c)	5,000	5,518
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
5% 2/1/11	$ 4,000	$ 4,131
5% 2/1/11	70	72
5% 10/1/11	1,650	1,742
5% 2/1/12	1,650	1,758
5% 3/1/12	15,000	16,019
5% 9/1/12	1,700	1,842
5% 10/1/12	12,600	13,679
5% 11/1/13	9,060	9,939
5.25% 9/1/10	18,050	18,364
5.25% 2/1/11	2,465	2,551
5.5% 3/1/11 (FGIC Insured)	3,210	3,340
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	835	869
6.5% 9/1/10	1,760	1,801
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,850	2,958
Series 2009 D, 5%, tender 7/1/14 (c)	2,900	3,057
Series 2009 F, 5%, tender 7/1/14 (c)	3,200	3,483
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/10	1,000	1,022
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,167
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	4,300	4,711
California Infrastructure & Econ. Dev. Bank Rev. (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,205
Series 2007 A3, 2.25%, tender 4/1/12 (c)	6,500	6,658
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 3% 2/1/11	1,000	1,001
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,461
California Pub. Works Board Lease Rev. Series 2010 A:
5% 3/1/16 (b)	2,000	2,102
5% 3/1/17 (b)	5,405	5,589
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,497
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,800	3,945
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	$ 15,300	$ 16,437
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,247
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,416
Series 2007 A1, 5% 6/1/12	2,570	2,663
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,648
Series 2009 B, 5% 7/1/17	12,905	14,734
Los Angeles Unified School District:
Series 2009 KRY, 5% 7/1/13	10,740	11,905
Series E, 5% 7/1/11	6,075	6,400
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,888
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,339
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,500	2,679
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,127
5% 7/1/14	1,120	1,253
5% 7/1/15	2,170	2,438
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15 (b)	2,000	2,129
5% 7/1/18 (b)	2,000	2,170
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	3,355	3,350
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,235	6,256
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,717
5% 8/1/18	8,000	8,196
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	914
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	$ 5,415	$ 5,962
5% 5/15/15	1,845	2,077
Series 2009 B, 5% 5/15/14	7,000	7,839
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,250
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	985	958
Univ. of California Revs. Series K, 5% 5/15/10	4,655	4,679
		308,845
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,229
5% 11/15/11 (Escrowed to Maturity) (g)	120	128
Series 2006 F:
5% 11/15/12	380	411
5% 11/15/12 (Escrowed to Maturity) (g)	845	929
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/10	615	615
Series 2008 C4, 4%, tender 11/12/15 (c)	4,200	4,489
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,000	2,136
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	563
		11,500
Connecticut - 2.3%
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	29,500	33,580
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,337
Series 2006 F, 5% 12/1/11	23,100	24,749
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,845
Series 2009 1:
5% 2/1/14	2,500	2,776
5% 2/1/15	11,995	13,441
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Hartford Gen. Oblig. Series A:
5% 8/15/11 (Assured Guaranty Corp. Insured)	$ 1,870	$ 1,974
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,091
		87,793
District Of Columbia - 0.6%
District of Columbia Gen. Oblig.:
Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,958
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,459
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	6,184
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,598
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	8,880
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,113
		25,192
Florida - 4.6%
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,976
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,158
Series 2010 A1, 5% 6/1/15 (FSA Insured) (b)	14,000	15,009
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,511
Clearwater Wtr. and Swr. Rev. Series 2009 B, 5% 12/1/14	2,000	2,213
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,783
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	22,896
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 D, 5.5% 6/1/16	7,910	9,221
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	9,201
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	4,600	5,004
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	$ 8,250	$ 8,608
Series 2005 A, 5% 11/15/10	1,000	1,025
Series 2006 G:
5% 11/15/10	385	395
5% 11/15/10 (Escrowed to Maturity) (g)	15	15
5% 11/15/11	675	713
5% 11/15/11 (Escrowed to Maturity) (g)	25	27
Series 2008 A, 6.1%, tender 11/14/13 (c)	1,000	1,127
Series 2009 E, 5% 11/15/15	2,345	2,605
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,366
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,581
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,908
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,121
5% 9/1/17	1,000	1,123
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,627
5% 10/1/12	7,350	7,959
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	867
5.25% 10/1/15	3,525	3,965
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,654
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,134
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,969
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (c)	2,000	2,035
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. of Florida Proj.) Series 2006, 2.75%, tender 4/1/10 (c)	1,000	1,000
Miami-Dade County School Board Ctfs. of Prtn. Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,500	1,550
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	$ 4,000	$ 4,460
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	1,110	1,160
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,370
5% 10/1/16	1,000	1,055
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (g)	2,500	2,784
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,968
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/13 (FSA Insured)	1,000	1,075
Polk County Cap. Impt. Rev.:
Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,688
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,268
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,577
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,745
5% 7/1/14	2,000	2,174
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,231
		177,901
Georgia - 3.1%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/13	3,500	3,750
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (b)(c)	6,600	6,471
(Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	7,600	8,339
Carroll County School District Series 2007, 5% 4/1/11	8,000	8,356
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,670
5% 11/1/13	7,550	8,236
5% 11/1/14	7,490	8,199
Georgia Gen. Oblig. Series 1999 B, 5.75% 8/1/13	5,180	5,945
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,105	$ 4,337
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,759
Henry County School District Series 2007 A, 5% 4/1/10	10,000	10,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,256
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	5,200	5,371
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,705	5,899
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,166
5% 1/1/14	3,000	3,284
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,907
Series 2008 D, 5.75% 1/1/19	9,000	10,340
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/11	1,500	1,574
5% 10/1/12	1,000	1,069
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,400
5% 1/1/15	1,040	1,114
5% 1/1/16	2,415	2,581
Walton County Series 2007, 5% 1/1/11 (FGIC Insured)	3,000	3,084
		122,107
Hawaii - 1.4%
Hawaii Arpts. Sys. Rev.:
Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,850	3,914
Series 2010 B, 5% 7/1/15 (b)(f)	3,900	4,214
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/15	7,670	8,775
Series 2009 DR, 5% 6/1/16	10,540	12,034
Series CU, 5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	3,210	3,295
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig.: - continued
Series DR, 5% 6/1/15	$ 11,790	$ 13,488
Series DY:
5% 2/1/15	3,500	3,983
5% 2/1/16	4,000	4,548
		54,251
Illinois - 8.2%
Chicago Board of Ed.:
Series 1997, 6.75% 12/1/10 (AMBAC Insured)	4,160	4,312
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,529
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,554
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	5,580
Series A:
5.25% 1/1/12 (Escrowed to Maturity) (g)	825	887
5.25% 1/1/12 (FSA Insured)	175	187
Series B, 5.125% 1/1/15 (AMBAC Insured)	3,995	4,508
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (g)	3,730	4,037
Chicago Midway Arpt. Rev. Series 2004 B, 5% 1/1/11 (AMBAC Insured)	3,625	3,706
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,713
5% 1/1/13 (FSA Insured)	4,000	4,340
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165	1,237
Chicago Park District:
Series 2003 C, 5% 1/1/11 (AMBAC Insured)	2,515	2,594
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	5,750	5,943
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,929
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2004 A, 5.25% 6/1/10 (AMBAC Insured)	4,900	4,934
Series 2006 A, 5% 6/1/19	2,500	2,661
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/10	1,705	1,716
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev.: - continued
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/13	$ 3,765	$ 4,088
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,844
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (c)(f)	5,500	5,513
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,934
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	12,800	12,979
(Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (c)	2,785	2,871
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,353
Illinois Fin. Auth. Nat'l. Rural Utils. Coop. Fin. Corp. Solid Waste Disp. Rev. 3.25%, tender 5/19/10 (c)	4,100	4,110
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.):
Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,154
Series 2008 C B3, 4.375%, tender 7/1/14 (c)	4,000	4,191
Series 2010 D, 5% 4/1/15	550	599
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,523
(Memorial Health Sys. Proj.) Series 2009, 5% 4/1/19	1,600	1,674
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	801
5% 7/1/13	415	450
5% 7/1/15	1,000	1,093
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	2,000	2,095
5% 5/1/14	2,000	2,099
5.75% 5/1/19	2,650	2,725
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,184
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,734
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,176
Illinois Fin. Auth. Solid Waste Rev. (Waste Mgmt., Inc. Proj.) Series 2007, 4.59%, tender 10/1/10 (c)	8,750	8,750
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.:
(Illinois FIRST Proj.):
Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,557
Series 2002:
4.5% 4/1/11 (FSA Insured)	2,000	2,072
5.5% 4/1/11 (FSA Insured)	3,700	3,869
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,585
First Series, 5.5% 8/1/10	1,495	1,518
Series 2002:
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,745	7,094
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,682
Series 2004 A, 5% 3/1/11	8,435	8,751
Series 2004 B, 5% 3/1/14	15,500	16,956
Series 2005, 5% 4/1/13 (AMBAC Insured)	5,000	5,399
Series 2007 A, 5.5% 6/1/15	1,000	1,124
Series 2007 B, 5% 1/1/17	9,835	10,627
Series 2009, 4% 4/26/10	25,000	25,061
Series 2010, 5% 1/1/15 (FSA Insured)	20,000	22,022
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,000
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,387
5% 5/15/16 (FSA Insured)	2,325	2,438
(Edward Hosp. Obligated Group Proj.) Series 2001 B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	8,500	8,933
Illinois Sales Tax Rev. Series 2009 B:
4.5% 6/15/16	5,000	5,441
4.5% 6/15/17	6,075	6,486
Kane & DeKalb Counties Cmnty. Unit School District #301 Series 1995, 0% 12/1/10 (AMBAC Insured)	2,000	1,982
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,439
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,740
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (g)	580	503
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.: - continued
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,520	$ 1,240
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,445
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,158
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 6/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410	1,351
0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,499
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,325	8,050
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (g)	5,000	4,992
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/10	1,285	1,304
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,598
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,416
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,237
0% 4/1/14	2,350	2,107
Will County Cmnty. Unit School District #365-U Series 2002:
0% 11/1/14 (FSA Insured)	1,900	1,686
0% 11/1/16 (FSA Insured)	2,975	2,355
		320,411
Indiana - 2.2%
Carmel High School Bldg. Corp. Series 2005, 5% 1/10/11 (FSA Insured)	1,000	1,033
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004:
5% 1/15/11 (FSA Insured)	1,910	1,964
5% 1/15/12 (FSA Insured)	1,990	2,108
Series 2005 A:
5.25% 7/10/11 (FSA Insured)	2,295	2,409
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Hamilton Southeastern Consolidated School Bldg. Corp.: - continued
Series 2005 A:
5.25% 1/10/12 (FSA Insured)	$ 1,355	$ 1,441
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,275
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,743
5% 5/1/15	6,420	6,879
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,359
5% 12/1/15	2,135	2,310
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,842
Series 2010 A, 5% 2/1/17	2,800	3,202
5% 7/1/14	2,500	2,743
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	4,185
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (c)	4,100	4,304
Series A2, 3.75%, tender 2/1/12 (c)	7,500	7,868
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,510
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,234
Logansport High School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,033
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,075
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,117
5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,167
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,731
New Albany Floyd County Independent School Bldg. Corp. Series 2005, 5% 1/15/11 (FSA Insured)	1,000	1,033
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	$ 500	$ 539
5% 7/1/15	315	361
5% 7/1/16	500	572
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,641
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,199
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,112
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,293
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065	1,101
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125	1,187
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,230
		84,800
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,859
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (g)	3,200	3,274
		5,133
Kansas - 0.9%
Junction City Gen. Oblig. Series B, 4% 6/1/10	1,200	1,205
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	636
5% 11/15/15	625	698
5% 11/15/16	875	960
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	557
5.25% 11/15/12	680	725
Lawrence Hosp. Rev. (The Lawrence Memorial Hosp.) Series 2006, 5% 7/1/11	560	579
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	$ 1,600	$ 1,655
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (g)	10,280	10,898
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,184
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,627
5% 11/15/15	6,245	6,798
5% 11/15/16	5,410	5,875
		35,397
Kentucky - 0.5%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14 (b)	750	793
4% 2/1/15 (b)	1,495	1,571
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,381
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,420
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13 (b)	500	527
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,805
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	6,000	6,708
		19,205
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,061
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,180
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,545
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 A:
5% 7/1/13	$ 3,500	$ 3,735
5% 7/1/16	2,000	2,126
		10,647
Maryland - 2.3%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D:
5% 7/1/10 (AMBAC Insured)	690	697
5% 7/1/11 (AMBAC Insured)	1,985	2,079
Maryland Gen. Oblig.:
(State & Local Facilities Ln. Prog.):
First Series 2005 B, 5.25% 2/15/12	20,000	21,650
First Series 2008, 5% 3/1/12	10,000	10,795
Second Series B:
5.25% 8/15/14	6,650	7,686
5.25% 8/15/15	13,705	16,064
5.25% 8/15/16	16,100	18,894
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,443
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,609
5% 7/1/14	3,500	3,823
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,923
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) Series 2004, 5.25% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,535	1,543
		90,206
Massachusetts - 2.5%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,122
5% 5/15/16	4,400	4,979
Lynn Gen. Oblig. 5% 12/1/11	1,500	1,598
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	475	499
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/11	1,000	1,018
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.):
Series Q1:
4% 7/1/15	$ 1,500	$ 1,634
4% 7/1/16	1,000	1,076
5% 7/1/13	1,000	1,108
Series Q2:
4% 7/1/15	1,170	1,275
4% 7/1/16	1,000	1,076
5% 7/1/13	1,100	1,219
5% 7/1/14	1,080	1,214
5% 7/1/17	1,370	1,548
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/13	3,000	3,098
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (g)	5,000	5,172
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	5,000	5,183
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (g)	8,100	8,859
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,745
Series 2003 C, 5.5% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130	1,158
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,000	1,031
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	7,000	7,518
(Northeastern Univ. Proj.):
Series 2008 T2, 4.125%, tender 4/19/12 (c)	1,200	1,256
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,100	2,190
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	996
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,604
5% 12/15/13 (FSA Insured)	2,000	2,218
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2000 A:
5.75% 8/1/30 (Pre-Refunded to 8/1/10 @ 101) (g)	19,000	19,523
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2000 A:
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	$ 5,000	$ 5,138
Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	8,938
		97,993
Michigan - 2.2%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,707
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,287
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,290
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,918
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,189
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	1,200	1,252
Detroit Swr. Disp. Rev. Series 2006 D, 0.7679% 7/1/32 (c)	4,085	3,091
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280	1,284
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,187
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,405
5% 5/1/13 (FSA Insured)	1,305	1,439
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,403
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,175
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,000	2,185
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,595
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,075	2,210
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (g)	125	134
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	2,120	2,249
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	$ 4,160	$ 4,428
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,777
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,881
5% 10/1/15	1,750	2,010
5% 10/1/15	3,250	3,732
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,770
5% 5/1/14	2,140	2,316
5% 5/1/15	1,845	1,997
5% 5/1/16	1,865	2,004
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,267
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	2,260	2,527
Royal Oak City School District 5% 5/1/12	2,000	2,145
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,173
Troy School District 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,045
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,229
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,531
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,373
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,656
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
3% 1/1/11	1,000	1,015
3% 1/1/12	1,000	1,022
		84,898
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.25% 12/1/10	500	507
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,065
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	$ 2,225	$ 2,495
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,459
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	613
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,099
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/10	200	200
5% 5/15/11	300	306
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	80	80
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,101
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/10	2,000	2,018
Waconia Independent School District #110 Series 2003 A, 5% 2/1/11 (FSA Insured)	940	973
		11,916
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(f)	1,100	1,126
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,093
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/11	1,000	1,031
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/10	1,240	1,252
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity) (g)	4,000	3,510
		8,012
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/11	1,430	1,464
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series 2003 B, 5% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,885
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	$ 1,485	$ 1,520
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,038
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	1,000	1,014
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,142
		8,063
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,813
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured)	3,500	3,723
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,359
		14,895
Nevada - 1.9%
Clark County Arpt. Rev.:
Series 2003 C:
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,237
5% 7/1/11 (AMBAC Insured) (f)	1,790	1,864
Series 2008 E:
5% 7/1/14	2,905	3,204
5% 7/1/15	3,500	3,880
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,392
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,385
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,781
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,579
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	1,600	1,617
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	4,090	4,312
Series 2002 C, 5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,085
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	23,196
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig. Series 2002 A, 5% 4/1/11 (FSA Insured)	$ 4,015	$ 4,194
Washoe County School District Gen. Oblig. Series 2004 B, 5% 6/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,410	2,427
		73,153
New Jersey - 3.7%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,470	8,132
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/15	7,790	8,581
5% 6/15/16	6,500	7,125
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	3,275	3,418
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2001 A, 5.5% 6/15/13 (AMBAC Insured)	1,090	1,210
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	2,010
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	7,000	7,676
Series 2008 W:
5% 3/1/12	5,545	5,913
5% 3/1/15	10,400	11,552
Series 2009 BB, 5% 9/1/15	3,390	3,783
New Jersey Gen. Oblig. Series H, 5.25% 7/1/12 (FGIC Insured)	5,000	5,463
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	4,906
New Jersey Tobacco Settlement Fing. Corp. Series 2007 1A, 4.25% 6/1/11	1,000	1,011
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	4,300	4,960
Series 2000 A, 6% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,785	22,657
New Jersey Trans. Trust Fund Auth.:
Series 1995 B, 6.5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,970	1,990
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,707
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,364
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series B:
5.25% 12/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,550	$ 4,684
6.5% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,309
Series C, 5.5% 12/15/10	25,000	25,889
		145,340
New Mexico - 1.0%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,200
Farmington Poll. Cont. Rev.:
(Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)(c)	22,100	21,872
Series 2005 B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	3,000	3,000
New Mexico Edl. Assistance Foundation Series 2009 B, 4% 9/1/16	7,000	7,401
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,074
		38,547
New York - 14.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,055
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/12	1,175	1,248
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2006 F, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,444
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,706
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,106
Series 2000 A, 6.5% 5/15/11	155	157
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,040
Series 2002 A1, 5.25% 11/1/14	600	641
Series 2002 B, 5.75% 8/1/14	1,000	1,090
Series 2003 F, 5.5% 12/15/11	6,775	7,279
Series 2005 C, 5% 8/1/12	19,770	21,412
Series 2005 D, 5% 8/1/12	4,925	5,334
Series 2005 F1, 5% 9/1/15	3,560	4,015
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,075	$ 5,528
Series 2005 K:
5% 8/1/11	3,565	3,762
5% 8/1/12	4,360	4,722
Series 2005 O, 5% 6/1/12	7,525	8,109
Series 2008 E, 5% 8/1/12	5,000	5,415
Series 2010 C, 5% 8/1/13	7,000	7,742
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 6/15/10 @ 101) (g)	10,000	10,199
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	4,600	4,909
6% 11/1/28 (a)	44,300	47,618
Series 2003 B, 5.25% 2/1/29 (a)	3,100	3,205
Series 2007 C1, 5% 11/1/15	15,200	17,462
Series 2010 B, 5% 11/1/17	30,000	34,210
Series 2010 D, 5% 11/1/15	8,300	9,535
Series B, 5% 11/1/11	12,580	13,443
New York City Trust Cultural Resources Rev. (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (c)	3,500	3,600
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	4,195
5% 3/15/13	3,545	3,916
5% 3/15/14	3,745	4,204
5% 3/15/15	4,000	4,546
Series 2009 D:
5% 6/15/14	9,890	11,171
5% 6/15/15	16,075	18,339
5% 6/15/16	9,330	10,591
Series 2010 A:
5% 2/15/14	9,850	11,074
5% 2/15/15	8,780	10,002
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,729
5.75% 7/1/13 (AMBAC Insured)	1,000	1,065
Series C, 7.5% 7/1/10	4,425	4,494
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	$ 7,295	$ 8,072
5% 8/15/14	7,755	8,656
Series 2009 A1, 5% 2/15/15	9,000	10,032
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	4,068
Series 2002 B, 5.25%, tender 5/15/12 (c)	16,055	17,275
Series 2008 B, 5% 7/1/15	30,000	33,580
Series 2009 A:
5% 7/1/15	12,850	14,484
5% 7/1/16	8,390	9,373
New York Local Govt. Assistance Corp.:
Series 2003 A, 5% 4/1/18	12,400	14,244
Series 2007 A, 5% 4/1/11	20,000	20,907
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,517
5% 11/15/15	2,325	2,623
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,122
5.25% 11/15/19 (FGIC Insured)	5,200	5,736
Series 2005 C:
5% 11/15/10	1,420	1,455
5% 11/15/11	2,750	2,916
Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	7,914
Series 2010 B2, 4% 11/15/14	2,830	3,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	2,600	2,876
Series 2010 A, 5% 4/1/17	1,000	1,127
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/11	10,000	10,489
New York Urban Dev. Corp. Rev.:
Series 2005 A, 5% 1/1/12	5,015	5,337
Series 2009 C:
5% 12/15/15	6,500	7,525
5% 12/15/16	17,000	19,468
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,524
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	$ 6,035	$ 6,489
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	1,005	1,006
5.5% 6/1/17	6,000	6,278
Series 2003B 1C:
5.5% 6/1/15	1,300	1,309
5.5% 6/1/17	4,200	4,395
Series A1, 5% 6/1/10	585	589
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	6,470	7,436
		571,134
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,200	1,208
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,343
		5,551
North Carolina - 0.6%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A:
5% 1/15/11	750	774
5% 1/15/12	400	425
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,705
5% 3/1/18	1,500	1,718
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,630
5% 11/1/15 (FSA Insured)	1,600	1,731
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,411
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,688
5% 6/1/16	1,000	1,118
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010: - continued
5% 6/1/17	$ 3,220	$ 3,577
5% 6/1/18	3,820	4,203
		24,980
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,636
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,903
Ward County Health Care Facility Rev. Series 2006, 5% 7/1/10	1,595	1,602
		5,141
Ohio - 2.7%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/11	1,000	1,020
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	9,400	9,693
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,079
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	2,700	2,835
Ohio Air Quality Dev. Auth. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	9,000	9,981
Series 2008 A, 7.125%, tender 6/1/10 (c)(f)	7,500	7,561
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B:
5% 10/1/14	5,955	6,715
5% 10/1/15	6,505	7,341
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/14	2,055	2,317
5% 10/1/15	4,535	5,118
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	2,600	2,969
Series 2010 B, 5% 9/15/15	19,080	21,869
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	5,018
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Gen. Oblig.: - continued
(Higher Ed. Proj.):
Series 2010 A, 5% 8/1/17	$ 3,290	$ 3,754
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,200
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	542
5% 1/15/17	1,000	1,070
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/16	5,000	5,667
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	4,100	4,527
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	2,065
5% 12/1/13	875	934
5% 12/1/14	2,275	2,427
		106,702
Oklahoma - 0.6%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	982
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	8,940	9,466
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,940
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,803
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	405	427
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,034
		21,652
Oregon - 0.4%
Beaverton Wtr. Rev. Series 2004 B, 5% 6/1/10 (FSA Insured)	1,210	1,219
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,659
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B, 5% 5/1/11 (FSA Insured)	1,000	1,041
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	$ 1,000	$ 1,071
5% 3/15/14	595	642
5% 3/15/15	2,500	2,693
5% 3/15/16	1,750	1,884
Tri-County Metropolitan Trans. District Rev. Series 2006, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,197
		16,406
Pennsylvania - 3.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,300	1,353
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	7,177
Series 2008 B, 5% 6/15/14	1,385	1,543
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,479
5% 8/15/14	1,955	2,186
Allegheny County Sanitation Auth. Swr. Rev. Series 2000, 6% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,553
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B, 5% 12/15/11	2,835	2,860
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,313
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (c)(f)	2,100	2,106
Pennsylvania Indl. Dev. Auth. Rev. Series 2002, 5.25% 7/1/10 (AMBAC Insured)	2,750	2,778
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,948
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,025
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,179
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,709
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig.: - continued
Series 2007 A:
5% 8/1/12 (FSA Insured)	$ 5,000	$ 5,345
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,886
5% 12/15/15 (FSA Insured)	5,000	5,470
5% 12/15/16 (FSA Insured)	7,275	7,939
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,400	3,572
Philadelphia School District:
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,160	2,227
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,576
Series 2010 C:
5% 9/1/15 (b)	13,200	14,646
5% 9/1/16 (b)	13,610	14,960
Pittsburgh School District Series 2009 A:
3% 9/1/12 (Assured Guaranty Corp. Insured)	1,300	1,346
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,686
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13 (b)	2,465	2,687
5% 11/15/14 (b)	4,690	5,161
5% 11/15/15 (b)	2,420	2,663
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,327
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,258
		135,958
Puerto Rico - 0.6%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,007
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/10	8,000	8,172
5% 12/1/11	1,040	1,092
5% 12/1/12	1,000	1,056
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,961
Series Q, 5% 6/1/11	4,825	4,993
		23,281
Rhode Island - 0.3%
Providence Spl. Oblig. Series 2005 E, 5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,180
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	$ 2,010	$ 2,287
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,525
		10,992
South Carolina - 0.2%
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/10 (AMBAC Insured)	1,450	1,450
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,490
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2010:
5% 2/1/16	2,000	2,169
5% 2/1/17	2,300	2,476
		7,585
Tennessee - 0.9%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (g)	2,005	2,097
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,054
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,000
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,666
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (f)	1,730	1,807
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,967
5% 7/1/17	1,100	1,182
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	12,400	13,880
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,507
		33,160
Texas - 6.7%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 1.9%, tender 8/1/10 (c)	6,700	6,707
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,933
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	$ 1,420	$ 1,455
Series 2006 B:
6% 1/1/12	500	509
6% 1/1/13	1,270	1,300
Austin Elec. Util. Sys. Rev. Series 2007:
5% 11/15/10 (FSA Insured)	3,000	3,082
5% 11/15/11 (FSA Insured)	4,000	4,255
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,674
Austin Util. Sys. Rev. Series 1992 A, 0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,275
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,559
Bexar County Gen. Oblig. Series 2004 A, 5% 6/15/10 (FSA Insured)	1,000	1,009
Birdville Independent School District 0% 2/15/11	5,000	4,974
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,516
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,020
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,591
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,138
Corpus Christi Independent School District:
Series 2009, 4% 8/15/13	2,535	2,739
4% 8/15/14	10,140	11,031
Dallas County Cmnty. College Series 2009, 4% 2/15/15	1,000	1,097
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,759
5% 11/1/15	5,000	5,542
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	3,065	3,224
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,615
Series 2009, 5% 2/15/16	3,690	4,188
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,559
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,479
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Grapevine Gen. Oblig.: - continued
Series 2009:
5% 2/15/15	$ 1,520	$ 1,701
5% 2/15/16	1,375	1,531
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,084
5% 11/15/14	1,000	1,102
5% 11/15/16	500	548
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,114
5% 8/15/14	1,075	1,209
Houston Arpt. Sys. Rev. Series A:
5% 7/1/15	1,300	1,432
5% 7/1/16	1,080	1,186
Houston Cmnty. College Sys. Rev. Series 2005:
5.25% 4/15/11 (FSA Insured)	3,030	3,177
5.25% 4/15/12 (FSA Insured)	2,000	2,165
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,680	3,031
Series 2007 B, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,835
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	8,281
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	3,767
Houston Util. Sys. Rev.:
Series 2004 A, 5.25% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,835	2,850
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,716
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	5,100	5,321
Humble Independent School District Series 2009, 4% 2/15/13	400	428
Irving Gen. Oblig. Series 2009, 5% 9/15/15	2,970	3,407
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,160
Keller Independent School District 5% 2/15/14	3,750	4,188
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,518
Leander Independent School District Series 2001, 6% 8/15/14	1,850	2,180
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lewisville Independent School District Series 2009, 5% 8/15/17	$ 1,170	$ 1,336
Lower Colorado River Auth. Rev. Series 2010:
5% 5/15/15	2,000	2,264
5% 5/15/16	2,360	2,659
5% 5/15/17	2,805	3,135
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/11 (FSA Insured)	2,465	2,561
Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	2,029
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,317
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	1,966
Montgomery County Gen. Oblig. Series 2006 B, 5%, tender 9/1/10 (FSA Insured) (c)	1,750	1,782
North Texas Tollway Auth. Rev. Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	5,367
Northside Independent School District Series 2009, 2.1%, tender 6/1/11 (c)	4,900	4,973
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	971
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. Series 2001, 5% 4/1/10 (FSA Insured)	1,630	1,630
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,655
San Antonio Wtr. Sys. Rev. Series 2004, 5% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,025
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,500	2,791
5% 2/15/16	2,000	2,213
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,561
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,090	1,126
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,770
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	1,665	1,755
5% 11/15/12	1,950	2,099
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	$ 5,000	$ 5,387
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5% 8/1/11 (f)	3,000	3,027
0% 10/1/13	6,500	6,050
Texas Pub. Fin. Auth. Bldg. Rev. Series 2007, 5% 2/1/11 (AMBAC Insured)	1,550	1,608
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,298
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (c)	3,200	3,293
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,315
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,938
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	3,000	3,068
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,228
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,466
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,826
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,117
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B:
5% 8/15/22 (Pre-Refunded to 8/15/13 @ 100) (g)	4,290	4,826
5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	15,000	16,744
		261,337
Utah - 0.9%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,710
0% 10/1/12 (AMBAC Insured)	3,800	3,617
0% 10/1/13 (AMBAC Insured)	3,760	3,464
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,778
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	20,000	23,120
		35,689
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,402
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	$ 5,000	$ 5,452
Virginia - 0.5%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.8%, tender 4/1/13 (c)(f)	5,900	5,900
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	1,800	1,873
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	8,000	8,840
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,917
		18,530
Washington - 1.0%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,248
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,734
5.25% 1/1/11 (FSA Insured)	1,935	2,000
Energy Northwest Elec. Rev. (#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,520
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,267
5% 12/1/17	2,950	3,366
King County School District #401 Highline Pub. Schools Series 2002, 5.5% 12/1/17 (Pre-Refunded to 6/1/12 @ 100) (g)	5,100	5,596
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,825
Port of Seattle Rev. Series 2001 D, 5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,640	3,864
Snohomish County School District #2, Everett Series 2004, 5% 6/1/10 (FSA Insured)	1,000	1,007
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,927
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,054
Washington Gen. Oblig. Series A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,055
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	$ 2,000	$ 2,160
5% 8/15/14	2,000	2,172
		40,795
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Proj.) Series 2008 E, 7.125%, tender 6/1/10 (c)(f)	7,000	7,051
Wisconsin - 1.6%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,370	3,351
Wisconsin Gen. Oblig.:
Series 2002 G, 5% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (g)	3,080	3,433
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	7,183
Series 2006 1, 5% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,508
Series 2009 C, 4% 5/1/14	3,365	3,649
Series 2010 1:
5% 5/1/14	5,750	6,459
5% 5/1/15	8,005	9,091
5% 5/1/16	10,000	11,339
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,566
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	903
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	1,027
Series 2003 A, 5% 8/15/10	1,870	1,880
Series 2006 A, 5% 8/15/11	1,315	1,338
Wisconsin Trans. Rev. Series 2002 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (g)	7,000	7,648
		61,375
TOTAL MUNICIPAL BONDS (Cost $3,292,220)		3,365,771
Municipal Notes - 7.8%
	Principal Amount (000s)	Value (000s)
Arizona - 0.4%
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	17,200	$ 17,200
California - 0.8%
California Cmnty. College Fing. Auth. Rev. TRAN Series 2009 B, 2.25% 6/30/10	8,300	8,323
California Gen. Oblig. RAN Series A1, 3% 5/25/10	16,800	16,859
San Diego County & School District TRAN Series 2009 B1, 2% 6/30/10	6,895	6,918
		32,100
Florida - 0.7%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	7,600	7,768
North Broward Hosp. District Rev. Series 2005 A, 0.24%, LOC Wells Fargo Bank NA, VRDN (c)	18,500	18,500
		26,268
Illinois - 0.4%
Illinois Fin. Auth. Rev. (Edward Hosp. Obligated Group Proj.) Series 2008 B1, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	17,620	17,620
Michigan - 1.6%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2007, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	60,810	60,812
Missouri - 0.6%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3605, 0.27% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	22,495	22,495
New Jersey - 0.3%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2008 V3, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (c)	11,000	11,000
Trenton Gen. Oblig. BAN 3% 7/15/10	1,710	1,714
		12,714
New York - 2.4%
Nassau Health Care Corp. Rev. Series 2009 B1, 0.25%, LOC TD Banknorth, NA, VRDN (c)	13,000	13,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.29% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	15,235	15,235
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.27% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	17,355	17,355
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Local Govt. Assistance Corp.: - continued
Series 2008 B7V, 0.27% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	12,600	$ 12,600
Series 2008 BAV, 0.27% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	22,730	22,730
Suffolk County Wtr. Auth. Series 2008, 0.26% (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (c)	11,300	11,300
		92,220
Pennsylvania - 0.6%
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.29%, LOC JPMorgan Chase Bank, VRDN (c)	22,500	22,500
TOTAL MUNICIPAL NOTES (Cost $303,726)		303,929
Money Market Funds - 3.8%
	Shares
Fidelity Municipal Cash Central Fund, 0.32% (d)(e) (Cost $149,518)	149,517,900	149,518
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $3,745,464)		3,819,218
NET OTHER ASSETS - 2.2%		85,387
NET ASSETS - 100%		$ 3,904,605
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 50
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,669,700	$ -	$ 3,669,700	$ -
Money Market Funds	149,518	149,518	-	-
Total Investments in Securities:	$ 3,819,218	$ 149,518	$ 3,669,700	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $3,745,431,000. Net unrealized appreciation aggregated $73,787,000, of which $80,231,000 related to appreciated investment securities and $6,444,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Short-Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2010

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Short-Intermediate Municipal
Income Fund

1.816176.105

ASTM-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 86.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.8%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series 2002 B, 5% 1/1/37 (Pre-Refunded to 1/1/13 @ 100) (g)	$ 10,000	$ 11,037
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/11	1,540	1,581
Series 2009 A, 6.125%, tender 5/15/12 (c)	4,000	4,204
Jefferson County Swr. Rev.:
Series 2001 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,086
Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,230
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,271
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A:
5% 12/1/10	855	868
5% 12/1/12	750	781
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,268
		31,326
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.85% 7/1/13 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	3,285	3,325
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,585
North Slope Borough Gen. Oblig. Series 2000 B, 0% 6/30/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,775	3,771
		9,681
Arizona - 2.4%
Arizona Ctfs. of Prtn.:
Series 2002 B, 5.5% 9/1/10 (FSA Insured)	9,025	9,210
Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,539
5% 10/1/16 (FSA Insured)	13,000	14,273
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,137
Series 2008 D:
5% 1/1/13	3,250	3,473
5% 1/1/14	2,000	2,157
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.5% 9/1/13	$ 18,780	$ 20,833
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,152
5% 10/1/20	5,180	5,919
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	6,000	6,494
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	4,800	5,278
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,602
Series 2009 B, 5% 7/1/16	5,090	5,739
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,394
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,340	1,381
5% 7/1/15 (FGIC Insured)	1,645	1,805
		93,386
California - 7.9%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A, 5.25% 5/1/12	6,000	6,531
California Econ. Recovery:
Series 2004 A:
5.25% 7/1/12	6,010	6,516
5.25% 7/1/13	2,400	2,659
Series 2008 A, 5% 1/1/11	3,000	3,094
Series 2008 B, 5%, tender 3/1/11 (c)(g)	6,400	6,667
Series 2009 A:
5% 7/1/15	3,660	4,022
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (g)	2,540	2,902
5.25% 1/1/11	870	899
5.25% 1/1/11 (Escrowed to Maturity) (g)	6,830	7,077
5.25% 7/1/13 (Escrowed to Maturity) (g)	1,185	1,338
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,390
5.25% 7/1/14	1,780	1,998
5.25% 7/1/14 (Escrowed to Maturity) (g)	520	600
Series B, 5%, tender 7/1/14 (c)	5,000	5,518
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
5% 2/1/11	$ 4,000	$ 4,131
5% 2/1/11	70	72
5% 10/1/11	1,650	1,742
5% 2/1/12	1,650	1,758
5% 3/1/12	15,000	16,019
5% 9/1/12	1,700	1,842
5% 10/1/12	12,600	13,679
5% 11/1/13	9,060	9,939
5.25% 9/1/10	18,050	18,364
5.25% 2/1/11	2,465	2,551
5.5% 3/1/11 (FGIC Insured)	3,210	3,340
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	835	869
6.5% 9/1/10	1,760	1,801
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,850	2,958
Series 2009 D, 5%, tender 7/1/14 (c)	2,900	3,057
Series 2009 F, 5%, tender 7/1/14 (c)	3,200	3,483
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/10	1,000	1,022
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,167
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	4,300	4,711
California Infrastructure & Econ. Dev. Bank Rev. (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,205
Series 2007 A3, 2.25%, tender 4/1/12 (c)	6,500	6,658
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 3% 2/1/11	1,000	1,001
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,461
California Pub. Works Board Lease Rev. Series 2010 A:
5% 3/1/16 (b)	2,000	2,102
5% 3/1/17 (b)	5,405	5,589
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,497
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,800	3,945
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	$ 15,300	$ 16,437
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,247
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,416
Series 2007 A1, 5% 6/1/12	2,570	2,663
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,648
Series 2009 B, 5% 7/1/17	12,905	14,734
Los Angeles Unified School District:
Series 2009 KRY, 5% 7/1/13	10,740	11,905
Series E, 5% 7/1/11	6,075	6,400
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,888
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,339
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,500	2,679
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,127
5% 7/1/14	1,120	1,253
5% 7/1/15	2,170	2,438
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15 (b)	2,000	2,129
5% 7/1/18 (b)	2,000	2,170
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	3,355	3,350
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,235	6,256
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,717
5% 8/1/18	8,000	8,196
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	914
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	$ 5,415	$ 5,962
5% 5/15/15	1,845	2,077
Series 2009 B, 5% 5/15/14	7,000	7,839
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,250
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	985	958
Univ. of California Revs. Series K, 5% 5/15/10	4,655	4,679
		308,845
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,229
5% 11/15/11 (Escrowed to Maturity) (g)	120	128
Series 2006 F:
5% 11/15/12	380	411
5% 11/15/12 (Escrowed to Maturity) (g)	845	929
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/10	615	615
Series 2008 C4, 4%, tender 11/12/15 (c)	4,200	4,489
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,000	2,136
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	563
		11,500
Connecticut - 2.3%
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	29,500	33,580
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,337
Series 2006 F, 5% 12/1/11	23,100	24,749
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,845
Series 2009 1:
5% 2/1/14	2,500	2,776
5% 2/1/15	11,995	13,441
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Hartford Gen. Oblig. Series A:
5% 8/15/11 (Assured Guaranty Corp. Insured)	$ 1,870	$ 1,974
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,091
		87,793
District Of Columbia - 0.6%
District of Columbia Gen. Oblig.:
Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,958
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,459
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	6,184
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,598
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	8,880
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,113
		25,192
Florida - 4.6%
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,976
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,158
Series 2010 A1, 5% 6/1/15 (FSA Insured) (b)	14,000	15,009
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,511
Clearwater Wtr. and Swr. Rev. Series 2009 B, 5% 12/1/14	2,000	2,213
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,783
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	22,896
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 D, 5.5% 6/1/16	7,910	9,221
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	9,201
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	4,600	5,004
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	$ 8,250	$ 8,608
Series 2005 A, 5% 11/15/10	1,000	1,025
Series 2006 G:
5% 11/15/10	385	395
5% 11/15/10 (Escrowed to Maturity) (g)	15	15
5% 11/15/11	675	713
5% 11/15/11 (Escrowed to Maturity) (g)	25	27
Series 2008 A, 6.1%, tender 11/14/13 (c)	1,000	1,127
Series 2009 E, 5% 11/15/15	2,345	2,605
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,366
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,581
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,908
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,121
5% 9/1/17	1,000	1,123
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,627
5% 10/1/12	7,350	7,959
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	867
5.25% 10/1/15	3,525	3,965
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,654
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,134
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,969
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (c)	2,000	2,035
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. of Florida Proj.) Series 2006, 2.75%, tender 4/1/10 (c)	1,000	1,000
Miami-Dade County School Board Ctfs. of Prtn. Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,500	1,550
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	$ 4,000	$ 4,460
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	1,110	1,160
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,370
5% 10/1/16	1,000	1,055
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (g)	2,500	2,784
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,968
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/13 (FSA Insured)	1,000	1,075
Polk County Cap. Impt. Rev.:
Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,688
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,268
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,577
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,745
5% 7/1/14	2,000	2,174
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,231
		177,901
Georgia - 3.1%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/13	3,500	3,750
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (b)(c)	6,600	6,471
(Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	7,600	8,339
Carroll County School District Series 2007, 5% 4/1/11	8,000	8,356
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,670
5% 11/1/13	7,550	8,236
5% 11/1/14	7,490	8,199
Georgia Gen. Oblig. Series 1999 B, 5.75% 8/1/13	5,180	5,945
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,105	$ 4,337
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,759
Henry County School District Series 2007 A, 5% 4/1/10	10,000	10,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,256
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	5,200	5,371
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,705	5,899
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,166
5% 1/1/14	3,000	3,284
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,907
Series 2008 D, 5.75% 1/1/19	9,000	10,340
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/11	1,500	1,574
5% 10/1/12	1,000	1,069
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,400
5% 1/1/15	1,040	1,114
5% 1/1/16	2,415	2,581
Walton County Series 2007, 5% 1/1/11 (FGIC Insured)	3,000	3,084
		122,107
Hawaii - 1.4%
Hawaii Arpts. Sys. Rev.:
Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,850	3,914
Series 2010 B, 5% 7/1/15 (b)(f)	3,900	4,214
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/15	7,670	8,775
Series 2009 DR, 5% 6/1/16	10,540	12,034
Series CU, 5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	3,210	3,295
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig.: - continued
Series DR, 5% 6/1/15	$ 11,790	$ 13,488
Series DY:
5% 2/1/15	3,500	3,983
5% 2/1/16	4,000	4,548
		54,251
Illinois - 8.2%
Chicago Board of Ed.:
Series 1997, 6.75% 12/1/10 (AMBAC Insured)	4,160	4,312
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,529
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,554
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	5,580
Series A:
5.25% 1/1/12 (Escrowed to Maturity) (g)	825	887
5.25% 1/1/12 (FSA Insured)	175	187
Series B, 5.125% 1/1/15 (AMBAC Insured)	3,995	4,508
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (g)	3,730	4,037
Chicago Midway Arpt. Rev. Series 2004 B, 5% 1/1/11 (AMBAC Insured)	3,625	3,706
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,713
5% 1/1/13 (FSA Insured)	4,000	4,340
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165	1,237
Chicago Park District:
Series 2003 C, 5% 1/1/11 (AMBAC Insured)	2,515	2,594
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	5,750	5,943
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,929
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2004 A, 5.25% 6/1/10 (AMBAC Insured)	4,900	4,934
Series 2006 A, 5% 6/1/19	2,500	2,661
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/10	1,705	1,716
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev.: - continued
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/13	$ 3,765	$ 4,088
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,844
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (c)(f)	5,500	5,513
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,934
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	12,800	12,979
(Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (c)	2,785	2,871
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,353
Illinois Fin. Auth. Nat'l. Rural Utils. Coop. Fin. Corp. Solid Waste Disp. Rev. 3.25%, tender 5/19/10 (c)	4,100	4,110
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.):
Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,154
Series 2008 C B3, 4.375%, tender 7/1/14 (c)	4,000	4,191
Series 2010 D, 5% 4/1/15	550	599
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,523
(Memorial Health Sys. Proj.) Series 2009, 5% 4/1/19	1,600	1,674
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	801
5% 7/1/13	415	450
5% 7/1/15	1,000	1,093
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	2,000	2,095
5% 5/1/14	2,000	2,099
5.75% 5/1/19	2,650	2,725
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,184
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,734
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,176
Illinois Fin. Auth. Solid Waste Rev. (Waste Mgmt., Inc. Proj.) Series 2007, 4.59%, tender 10/1/10 (c)	8,750	8,750
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.:
(Illinois FIRST Proj.):
Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,557
Series 2002:
4.5% 4/1/11 (FSA Insured)	2,000	2,072
5.5% 4/1/11 (FSA Insured)	3,700	3,869
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,585
First Series, 5.5% 8/1/10	1,495	1,518
Series 2002:
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,745	7,094
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,682
Series 2004 A, 5% 3/1/11	8,435	8,751
Series 2004 B, 5% 3/1/14	15,500	16,956
Series 2005, 5% 4/1/13 (AMBAC Insured)	5,000	5,399
Series 2007 A, 5.5% 6/1/15	1,000	1,124
Series 2007 B, 5% 1/1/17	9,835	10,627
Series 2009, 4% 4/26/10	25,000	25,061
Series 2010, 5% 1/1/15 (FSA Insured)	20,000	22,022
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,000
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,387
5% 5/15/16 (FSA Insured)	2,325	2,438
(Edward Hosp. Obligated Group Proj.) Series 2001 B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	8,500	8,933
Illinois Sales Tax Rev. Series 2009 B:
4.5% 6/15/16	5,000	5,441
4.5% 6/15/17	6,075	6,486
Kane & DeKalb Counties Cmnty. Unit School District #301 Series 1995, 0% 12/1/10 (AMBAC Insured)	2,000	1,982
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,439
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,740
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (g)	580	503
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.: - continued
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,520	$ 1,240
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,445
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,158
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 6/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410	1,351
0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,499
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,325	8,050
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (g)	5,000	4,992
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/10	1,285	1,304
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,598
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,416
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,237
0% 4/1/14	2,350	2,107
Will County Cmnty. Unit School District #365-U Series 2002:
0% 11/1/14 (FSA Insured)	1,900	1,686
0% 11/1/16 (FSA Insured)	2,975	2,355
		320,411
Indiana - 2.2%
Carmel High School Bldg. Corp. Series 2005, 5% 1/10/11 (FSA Insured)	1,000	1,033
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004:
5% 1/15/11 (FSA Insured)	1,910	1,964
5% 1/15/12 (FSA Insured)	1,990	2,108
Series 2005 A:
5.25% 7/10/11 (FSA Insured)	2,295	2,409
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Hamilton Southeastern Consolidated School Bldg. Corp.: - continued
Series 2005 A:
5.25% 1/10/12 (FSA Insured)	$ 1,355	$ 1,441
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,275
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,743
5% 5/1/15	6,420	6,879
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,359
5% 12/1/15	2,135	2,310
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,842
Series 2010 A, 5% 2/1/17	2,800	3,202
5% 7/1/14	2,500	2,743
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	4,185
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (c)	4,100	4,304
Series A2, 3.75%, tender 2/1/12 (c)	7,500	7,868
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,510
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,234
Logansport High School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,033
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,075
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,117
5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,167
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,731
New Albany Floyd County Independent School Bldg. Corp. Series 2005, 5% 1/15/11 (FSA Insured)	1,000	1,033
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	$ 500	$ 539
5% 7/1/15	315	361
5% 7/1/16	500	572
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,641
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,199
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,112
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,293
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065	1,101
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125	1,187
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,230
		84,800
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,859
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (g)	3,200	3,274
		5,133
Kansas - 0.9%
Junction City Gen. Oblig. Series B, 4% 6/1/10	1,200	1,205
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	636
5% 11/15/15	625	698
5% 11/15/16	875	960
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	557
5.25% 11/15/12	680	725
Lawrence Hosp. Rev. (The Lawrence Memorial Hosp.) Series 2006, 5% 7/1/11	560	579
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	$ 1,600	$ 1,655
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (g)	10,280	10,898
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,184
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,627
5% 11/15/15	6,245	6,798
5% 11/15/16	5,410	5,875
		35,397
Kentucky - 0.5%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14 (b)	750	793
4% 2/1/15 (b)	1,495	1,571
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,381
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,420
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13 (b)	500	527
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,805
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	6,000	6,708
		19,205
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,061
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,180
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,545
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 A:
5% 7/1/13	$ 3,500	$ 3,735
5% 7/1/16	2,000	2,126
		10,647
Maryland - 2.3%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D:
5% 7/1/10 (AMBAC Insured)	690	697
5% 7/1/11 (AMBAC Insured)	1,985	2,079
Maryland Gen. Oblig.:
(State & Local Facilities Ln. Prog.):
First Series 2005 B, 5.25% 2/15/12	20,000	21,650
First Series 2008, 5% 3/1/12	10,000	10,795
Second Series B:
5.25% 8/15/14	6,650	7,686
5.25% 8/15/15	13,705	16,064
5.25% 8/15/16	16,100	18,894
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,443
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,609
5% 7/1/14	3,500	3,823
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,923
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) Series 2004, 5.25% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,535	1,543
		90,206
Massachusetts - 2.5%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,122
5% 5/15/16	4,400	4,979
Lynn Gen. Oblig. 5% 12/1/11	1,500	1,598
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	475	499
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/11	1,000	1,018
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.):
Series Q1:
4% 7/1/15	$ 1,500	$ 1,634
4% 7/1/16	1,000	1,076
5% 7/1/13	1,000	1,108
Series Q2:
4% 7/1/15	1,170	1,275
4% 7/1/16	1,000	1,076
5% 7/1/13	1,100	1,219
5% 7/1/14	1,080	1,214
5% 7/1/17	1,370	1,548
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/13	3,000	3,098
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (g)	5,000	5,172
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	5,000	5,183
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (g)	8,100	8,859
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,745
Series 2003 C, 5.5% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130	1,158
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,000	1,031
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	7,000	7,518
(Northeastern Univ. Proj.):
Series 2008 T2, 4.125%, tender 4/19/12 (c)	1,200	1,256
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,100	2,190
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	996
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,604
5% 12/15/13 (FSA Insured)	2,000	2,218
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2000 A:
5.75% 8/1/30 (Pre-Refunded to 8/1/10 @ 101) (g)	19,000	19,523
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2000 A:
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	$ 5,000	$ 5,138
Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	8,938
		97,993
Michigan - 2.2%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,707
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,287
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,290
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,918
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,189
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	1,200	1,252
Detroit Swr. Disp. Rev. Series 2006 D, 0.7679% 7/1/32 (c)	4,085	3,091
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280	1,284
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,187
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,405
5% 5/1/13 (FSA Insured)	1,305	1,439
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,403
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,175
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,000	2,185
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,595
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,075	2,210
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (g)	125	134
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	2,120	2,249
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	$ 4,160	$ 4,428
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,777
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,881
5% 10/1/15	1,750	2,010
5% 10/1/15	3,250	3,732
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,770
5% 5/1/14	2,140	2,316
5% 5/1/15	1,845	1,997
5% 5/1/16	1,865	2,004
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,267
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	2,260	2,527
Royal Oak City School District 5% 5/1/12	2,000	2,145
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,173
Troy School District 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,045
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,229
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,531
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,373
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,656
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
3% 1/1/11	1,000	1,015
3% 1/1/12	1,000	1,022
		84,898
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.25% 12/1/10	500	507
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,065
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	$ 2,225	$ 2,495
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,459
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	613
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,099
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/10	200	200
5% 5/15/11	300	306
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	80	80
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,101
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/10	2,000	2,018
Waconia Independent School District #110 Series 2003 A, 5% 2/1/11 (FSA Insured)	940	973
		11,916
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(f)	1,100	1,126
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,093
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/11	1,000	1,031
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/10	1,240	1,252
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity) (g)	4,000	3,510
		8,012
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/11	1,430	1,464
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series 2003 B, 5% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,885
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	$ 1,485	$ 1,520
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,038
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	1,000	1,014
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,142
		8,063
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,813
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured)	3,500	3,723
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,359
		14,895
Nevada - 1.9%
Clark County Arpt. Rev.:
Series 2003 C:
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,237
5% 7/1/11 (AMBAC Insured) (f)	1,790	1,864
Series 2008 E:
5% 7/1/14	2,905	3,204
5% 7/1/15	3,500	3,880
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,392
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,385
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,781
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,579
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	1,600	1,617
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	4,090	4,312
Series 2002 C, 5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,085
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	23,196
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig. Series 2002 A, 5% 4/1/11 (FSA Insured)	$ 4,015	$ 4,194
Washoe County School District Gen. Oblig. Series 2004 B, 5% 6/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,410	2,427
		73,153
New Jersey - 3.7%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,470	8,132
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/15	7,790	8,581
5% 6/15/16	6,500	7,125
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	3,275	3,418
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2001 A, 5.5% 6/15/13 (AMBAC Insured)	1,090	1,210
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	2,010
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	7,000	7,676
Series 2008 W:
5% 3/1/12	5,545	5,913
5% 3/1/15	10,400	11,552
Series 2009 BB, 5% 9/1/15	3,390	3,783
New Jersey Gen. Oblig. Series H, 5.25% 7/1/12 (FGIC Insured)	5,000	5,463
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	4,906
New Jersey Tobacco Settlement Fing. Corp. Series 2007 1A, 4.25% 6/1/11	1,000	1,011
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	4,300	4,960
Series 2000 A, 6% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,785	22,657
New Jersey Trans. Trust Fund Auth.:
Series 1995 B, 6.5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,970	1,990
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,707
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,364
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series B:
5.25% 12/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,550	$ 4,684
6.5% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,309
Series C, 5.5% 12/15/10	25,000	25,889
		145,340
New Mexico - 1.0%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,200
Farmington Poll. Cont. Rev.:
(Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)(c)	22,100	21,872
Series 2005 B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	3,000	3,000
New Mexico Edl. Assistance Foundation Series 2009 B, 4% 9/1/16	7,000	7,401
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,074
		38,547
New York - 14.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,055
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/12	1,175	1,248
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2006 F, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,444
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,706
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,106
Series 2000 A, 6.5% 5/15/11	155	157
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,040
Series 2002 A1, 5.25% 11/1/14	600	641
Series 2002 B, 5.75% 8/1/14	1,000	1,090
Series 2003 F, 5.5% 12/15/11	6,775	7,279
Series 2005 C, 5% 8/1/12	19,770	21,412
Series 2005 D, 5% 8/1/12	4,925	5,334
Series 2005 F1, 5% 9/1/15	3,560	4,015
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,075	$ 5,528
Series 2005 K:
5% 8/1/11	3,565	3,762
5% 8/1/12	4,360	4,722
Series 2005 O, 5% 6/1/12	7,525	8,109
Series 2008 E, 5% 8/1/12	5,000	5,415
Series 2010 C, 5% 8/1/13	7,000	7,742
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 6/15/10 @ 101) (g)	10,000	10,199
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	4,600	4,909
6% 11/1/28 (a)	44,300	47,618
Series 2003 B, 5.25% 2/1/29 (a)	3,100	3,205
Series 2007 C1, 5% 11/1/15	15,200	17,462
Series 2010 B, 5% 11/1/17	30,000	34,210
Series 2010 D, 5% 11/1/15	8,300	9,535
Series B, 5% 11/1/11	12,580	13,443
New York City Trust Cultural Resources Rev. (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (c)	3,500	3,600
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	4,195
5% 3/15/13	3,545	3,916
5% 3/15/14	3,745	4,204
5% 3/15/15	4,000	4,546
Series 2009 D:
5% 6/15/14	9,890	11,171
5% 6/15/15	16,075	18,339
5% 6/15/16	9,330	10,591
Series 2010 A:
5% 2/15/14	9,850	11,074
5% 2/15/15	8,780	10,002
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,729
5.75% 7/1/13 (AMBAC Insured)	1,000	1,065
Series C, 7.5% 7/1/10	4,425	4,494
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	$ 7,295	$ 8,072
5% 8/15/14	7,755	8,656
Series 2009 A1, 5% 2/15/15	9,000	10,032
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	4,068
Series 2002 B, 5.25%, tender 5/15/12 (c)	16,055	17,275
Series 2008 B, 5% 7/1/15	30,000	33,580
Series 2009 A:
5% 7/1/15	12,850	14,484
5% 7/1/16	8,390	9,373
New York Local Govt. Assistance Corp.:
Series 2003 A, 5% 4/1/18	12,400	14,244
Series 2007 A, 5% 4/1/11	20,000	20,907
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,517
5% 11/15/15	2,325	2,623
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,122
5.25% 11/15/19 (FGIC Insured)	5,200	5,736
Series 2005 C:
5% 11/15/10	1,420	1,455
5% 11/15/11	2,750	2,916
Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	7,914
Series 2010 B2, 4% 11/15/14	2,830	3,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	2,600	2,876
Series 2010 A, 5% 4/1/17	1,000	1,127
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/11	10,000	10,489
New York Urban Dev. Corp. Rev.:
Series 2005 A, 5% 1/1/12	5,015	5,337
Series 2009 C:
5% 12/15/15	6,500	7,525
5% 12/15/16	17,000	19,468
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,524
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	$ 6,035	$ 6,489
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	1,005	1,006
5.5% 6/1/17	6,000	6,278
Series 2003B 1C:
5.5% 6/1/15	1,300	1,309
5.5% 6/1/17	4,200	4,395
Series A1, 5% 6/1/10	585	589
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	6,470	7,436
		571,134
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,200	1,208
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,343
		5,551
North Carolina - 0.6%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A:
5% 1/15/11	750	774
5% 1/15/12	400	425
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,705
5% 3/1/18	1,500	1,718
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,630
5% 11/1/15 (FSA Insured)	1,600	1,731
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,411
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,688
5% 6/1/16	1,000	1,118
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010: - continued
5% 6/1/17	$ 3,220	$ 3,577
5% 6/1/18	3,820	4,203
		24,980
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,636
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,903
Ward County Health Care Facility Rev. Series 2006, 5% 7/1/10	1,595	1,602
		5,141
Ohio - 2.7%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/11	1,000	1,020
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	9,400	9,693
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,079
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	2,700	2,835
Ohio Air Quality Dev. Auth. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	9,000	9,981
Series 2008 A, 7.125%, tender 6/1/10 (c)(f)	7,500	7,561
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B:
5% 10/1/14	5,955	6,715
5% 10/1/15	6,505	7,341
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/14	2,055	2,317
5% 10/1/15	4,535	5,118
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	2,600	2,969
Series 2010 B, 5% 9/15/15	19,080	21,869
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	5,018
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Gen. Oblig.: - continued
(Higher Ed. Proj.):
Series 2010 A, 5% 8/1/17	$ 3,290	$ 3,754
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,200
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	542
5% 1/15/17	1,000	1,070
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/16	5,000	5,667
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	4,100	4,527
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	2,065
5% 12/1/13	875	934
5% 12/1/14	2,275	2,427
		106,702
Oklahoma - 0.6%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	982
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	8,940	9,466
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,940
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,803
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	405	427
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,034
		21,652
Oregon - 0.4%
Beaverton Wtr. Rev. Series 2004 B, 5% 6/1/10 (FSA Insured)	1,210	1,219
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,659
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B, 5% 5/1/11 (FSA Insured)	1,000	1,041
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	$ 1,000	$ 1,071
5% 3/15/14	595	642
5% 3/15/15	2,500	2,693
5% 3/15/16	1,750	1,884
Tri-County Metropolitan Trans. District Rev. Series 2006, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,197
		16,406
Pennsylvania - 3.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,300	1,353
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	7,177
Series 2008 B, 5% 6/15/14	1,385	1,543
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,479
5% 8/15/14	1,955	2,186
Allegheny County Sanitation Auth. Swr. Rev. Series 2000, 6% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,553
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B, 5% 12/15/11	2,835	2,860
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,313
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (c)(f)	2,100	2,106
Pennsylvania Indl. Dev. Auth. Rev. Series 2002, 5.25% 7/1/10 (AMBAC Insured)	2,750	2,778
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,948
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,025
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,179
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,709
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig.: - continued
Series 2007 A:
5% 8/1/12 (FSA Insured)	$ 5,000	$ 5,345
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,886
5% 12/15/15 (FSA Insured)	5,000	5,470
5% 12/15/16 (FSA Insured)	7,275	7,939
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,400	3,572
Philadelphia School District:
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,160	2,227
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,576
Series 2010 C:
5% 9/1/15 (b)	13,200	14,646
5% 9/1/16 (b)	13,610	14,960
Pittsburgh School District Series 2009 A:
3% 9/1/12 (Assured Guaranty Corp. Insured)	1,300	1,346
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,686
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13 (b)	2,465	2,687
5% 11/15/14 (b)	4,690	5,161
5% 11/15/15 (b)	2,420	2,663
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,327
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,258
		135,958
Puerto Rico - 0.6%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,007
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/10	8,000	8,172
5% 12/1/11	1,040	1,092
5% 12/1/12	1,000	1,056
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,961
Series Q, 5% 6/1/11	4,825	4,993
		23,281
Rhode Island - 0.3%
Providence Spl. Oblig. Series 2005 E, 5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,180
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	$ 2,010	$ 2,287
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,525
		10,992
South Carolina - 0.2%
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/10 (AMBAC Insured)	1,450	1,450
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,490
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2010:
5% 2/1/16	2,000	2,169
5% 2/1/17	2,300	2,476
		7,585
Tennessee - 0.9%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (g)	2,005	2,097
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,054
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,000
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,666
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (f)	1,730	1,807
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,967
5% 7/1/17	1,100	1,182
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	12,400	13,880
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,507
		33,160
Texas - 6.7%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 1.9%, tender 8/1/10 (c)	6,700	6,707
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,933
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	$ 1,420	$ 1,455
Series 2006 B:
6% 1/1/12	500	509
6% 1/1/13	1,270	1,300
Austin Elec. Util. Sys. Rev. Series 2007:
5% 11/15/10 (FSA Insured)	3,000	3,082
5% 11/15/11 (FSA Insured)	4,000	4,255
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,674
Austin Util. Sys. Rev. Series 1992 A, 0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,275
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,559
Bexar County Gen. Oblig. Series 2004 A, 5% 6/15/10 (FSA Insured)	1,000	1,009
Birdville Independent School District 0% 2/15/11	5,000	4,974
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,516
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,020
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,591
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,138
Corpus Christi Independent School District:
Series 2009, 4% 8/15/13	2,535	2,739
4% 8/15/14	10,140	11,031
Dallas County Cmnty. College Series 2009, 4% 2/15/15	1,000	1,097
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,759
5% 11/1/15	5,000	5,542
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	3,065	3,224
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,615
Series 2009, 5% 2/15/16	3,690	4,188
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,559
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,479
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Grapevine Gen. Oblig.: - continued
Series 2009:
5% 2/15/15	$ 1,520	$ 1,701
5% 2/15/16	1,375	1,531
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,084
5% 11/15/14	1,000	1,102
5% 11/15/16	500	548
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,114
5% 8/15/14	1,075	1,209
Houston Arpt. Sys. Rev. Series A:
5% 7/1/15	1,300	1,432
5% 7/1/16	1,080	1,186
Houston Cmnty. College Sys. Rev. Series 2005:
5.25% 4/15/11 (FSA Insured)	3,030	3,177
5.25% 4/15/12 (FSA Insured)	2,000	2,165
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,680	3,031
Series 2007 B, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,835
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	8,281
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	3,767
Houston Util. Sys. Rev.:
Series 2004 A, 5.25% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,835	2,850
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,716
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	5,100	5,321
Humble Independent School District Series 2009, 4% 2/15/13	400	428
Irving Gen. Oblig. Series 2009, 5% 9/15/15	2,970	3,407
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,160
Keller Independent School District 5% 2/15/14	3,750	4,188
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,518
Leander Independent School District Series 2001, 6% 8/15/14	1,850	2,180
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lewisville Independent School District Series 2009, 5% 8/15/17	$ 1,170	$ 1,336
Lower Colorado River Auth. Rev. Series 2010:
5% 5/15/15	2,000	2,264
5% 5/15/16	2,360	2,659
5% 5/15/17	2,805	3,135
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/11 (FSA Insured)	2,465	2,561
Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	2,029
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,317
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	1,966
Montgomery County Gen. Oblig. Series 2006 B, 5%, tender 9/1/10 (FSA Insured) (c)	1,750	1,782
North Texas Tollway Auth. Rev. Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	5,367
Northside Independent School District Series 2009, 2.1%, tender 6/1/11 (c)	4,900	4,973
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	971
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. Series 2001, 5% 4/1/10 (FSA Insured)	1,630	1,630
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,655
San Antonio Wtr. Sys. Rev. Series 2004, 5% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,025
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,500	2,791
5% 2/15/16	2,000	2,213
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,561
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,090	1,126
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,770
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	1,665	1,755
5% 11/15/12	1,950	2,099
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	$ 5,000	$ 5,387
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5% 8/1/11 (f)	3,000	3,027
0% 10/1/13	6,500	6,050
Texas Pub. Fin. Auth. Bldg. Rev. Series 2007, 5% 2/1/11 (AMBAC Insured)	1,550	1,608
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,298
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (c)	3,200	3,293
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,315
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,938
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	3,000	3,068
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,228
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,466
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,826
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,117
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B:
5% 8/15/22 (Pre-Refunded to 8/15/13 @ 100) (g)	4,290	4,826
5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	15,000	16,744
		261,337
Utah - 0.9%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,710
0% 10/1/12 (AMBAC Insured)	3,800	3,617
0% 10/1/13 (AMBAC Insured)	3,760	3,464
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,778
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	20,000	23,120
		35,689
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,402
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	$ 5,000	$ 5,452
Virginia - 0.5%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.8%, tender 4/1/13 (c)(f)	5,900	5,900
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	1,800	1,873
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	8,000	8,840
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,917
		18,530
Washington - 1.0%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,248
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,734
5.25% 1/1/11 (FSA Insured)	1,935	2,000
Energy Northwest Elec. Rev. (#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,520
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,267
5% 12/1/17	2,950	3,366
King County School District #401 Highline Pub. Schools Series 2002, 5.5% 12/1/17 (Pre-Refunded to 6/1/12 @ 100) (g)	5,100	5,596
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,825
Port of Seattle Rev. Series 2001 D, 5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,640	3,864
Snohomish County School District #2, Everett Series 2004, 5% 6/1/10 (FSA Insured)	1,000	1,007
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,927
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,054
Washington Gen. Oblig. Series A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,055
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	$ 2,000	$ 2,160
5% 8/15/14	2,000	2,172
		40,795
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Proj.) Series 2008 E, 7.125%, tender 6/1/10 (c)(f)	7,000	7,051
Wisconsin - 1.6%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,370	3,351
Wisconsin Gen. Oblig.:
Series 2002 G, 5% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (g)	3,080	3,433
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	7,183
Series 2006 1, 5% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,508
Series 2009 C, 4% 5/1/14	3,365	3,649
Series 2010 1:
5% 5/1/14	5,750	6,459
5% 5/1/15	8,005	9,091
5% 5/1/16	10,000	11,339
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,566
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	903
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	1,027
Series 2003 A, 5% 8/15/10	1,870	1,880
Series 2006 A, 5% 8/15/11	1,315	1,338
Wisconsin Trans. Rev. Series 2002 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (g)	7,000	7,648
		61,375
TOTAL MUNICIPAL BONDS (Cost $3,292,220)		3,365,771
Municipal Notes - 7.8%
	Principal Amount (000s)	Value (000s)
Arizona - 0.4%
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	17,200	$ 17,200
California - 0.8%
California Cmnty. College Fing. Auth. Rev. TRAN Series 2009 B, 2.25% 6/30/10	8,300	8,323
California Gen. Oblig. RAN Series A1, 3% 5/25/10	16,800	16,859
San Diego County & School District TRAN Series 2009 B1, 2% 6/30/10	6,895	6,918
		32,100
Florida - 0.7%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	7,600	7,768
North Broward Hosp. District Rev. Series 2005 A, 0.24%, LOC Wells Fargo Bank NA, VRDN (c)	18,500	18,500
		26,268
Illinois - 0.4%
Illinois Fin. Auth. Rev. (Edward Hosp. Obligated Group Proj.) Series 2008 B1, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	17,620	17,620
Michigan - 1.6%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2007, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	60,810	60,812
Missouri - 0.6%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3605, 0.27% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	22,495	22,495
New Jersey - 0.3%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2008 V3, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (c)	11,000	11,000
Trenton Gen. Oblig. BAN 3% 7/15/10	1,710	1,714
		12,714
New York - 2.4%
Nassau Health Care Corp. Rev. Series 2009 B1, 0.25%, LOC TD Banknorth, NA, VRDN (c)	13,000	13,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.29% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	15,235	15,235
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.27% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	17,355	17,355
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Local Govt. Assistance Corp.: - continued
Series 2008 B7V, 0.27% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	12,600	$ 12,600
Series 2008 BAV, 0.27% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	22,730	22,730
Suffolk County Wtr. Auth. Series 2008, 0.26% (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (c)	11,300	11,300
		92,220
Pennsylvania - 0.6%
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.29%, LOC JPMorgan Chase Bank, VRDN (c)	22,500	22,500
TOTAL MUNICIPAL NOTES (Cost $303,726)		303,929
Money Market Funds - 3.8%
	Shares
Fidelity Municipal Cash Central Fund, 0.32% (d)(e) (Cost $149,518)	149,517,900	149,518
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $3,745,464)		3,819,218
NET OTHER ASSETS - 2.2%		85,387
NET ASSETS - 100%		$ 3,904,605
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 50
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,669,700	$ -	$ 3,669,700	$ -
Money Market Funds	149,518	149,518	-	-
Total Investments in Securities:	$ 3,819,218	$ 149,518	$ 3,669,700	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $3,745,431,000. Net unrealized appreciation aggregated $73,787,000, of which $80,231,000 related to appreciated investment securities and $6,444,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 1, 2010